   As filed with the Securities and Exchange Commission on December 15, 1995


                                                              File No. 2-92260
                                                              File No. 811-4068

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/


                         POST-EFFECTIVE AMENDMENT NO. 48                  /X/


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/


                                AMENDMENT NO. 51                          /X/



                             PACIFICA FUNDS TRUST
           ---------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               237 Park Avenue, New York, New York         10017
           ---------------------------------------------------------
             (Address of Principal Executive Offices)    (Zip Code)


      Registrant's Telephone Number, including area code:  (212) 808-3900
                                                           ---------------

                 Jeffrey L. Steele, Esq.         Joan V. Fiore, Esq.
                 Dechert Price & Rhoads          Furman Selz Incorporated
                 1500 K Street, N.W.             237 Park Avenue
                 Washington, D.C.  20005         New York, NY  10017

                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective in accordance with Rule 485 (check appropriate box)

                           X   60 days after filing pursuant to paragraph (a)(1)
                         -----
                               on (date) pursuant to paragraph (a)(1)
                         -----
                               75 days after filing pursuant to paragraph (a)(2)
                         -----
                               on (date) pursuant to paragraph (a)(2)
                         -----
                               immediately upon filing pursuant to paragraph (b)
                         -----
                               on (date) pursuant to paragraph (b)
                         -----

-------------------

* Registrant has registered an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed the Notice required by Rule 24f-2 on November 30, 1995.

                              PACIFICA FUNDS TRUST
                             CROSS-REFERENCE SHEET
                              REQUIRED BY RULE 495
                        UNDER THE SECURITIES ACT OF 1933


         This Amendment to the Registration Statement relates solely to the three Prospectuses and single Statement of Additional Information that describe the Investor A and Investor B Shares of the Registrant's 100% U.S. Treasury Money Market Fund.


         The Prospectuses and Statements of Additional Information that describe the Registrant's California Tax-Exempt Money Market Fund; National Tax-Exempt Money Market Fund; Equity Index Fund; International Equity Fund; Growth Fund; Equity Value Fund; Balanced Fund; Asset Preservation Fund; Short-Term Government Bond Fund; Intermediate Government Bond Fund; Government Income Fund; Intermediate Bond Fund; Oregon Tax-Exempt Fund; Arizona Tax-Exempt Fund; California Short-Term Tax-Exempt Fund; California Tax-Exempt Fund; National Tax-Exempt Fund; Government Money Market Fund; Money Market Fund; Pacifica Prime Money Market Fund; Pacifica Treasury Money Market Fund and the Pacifica Money Market Trust are not included in this filing.


                                  PROSPECTUS I

                      100% U.S. Treasury Money Market Fund


                              (Investor A Shares)



ITEM NO. IN PART A                                          HEADING IN INVESTOR A SHARES PROSPECTUS
------------------                                          ---------------------------------------

1.       Cover Page                                         Cover Page

2.       Synopsis                                           Highlights; Fund Expenses

3.       Condensed Financial Information                    Financial Highlights

4.       General Description of Registrant                  The Fund:  Investment Policies and
                                                            Practices of the Fund; Description of
                                                            Securities and Investment Practices;
                                                            Investment Restrictions

5.       Management of the Fund                             Management of the Fund

5A.      Management's Discussion of Fund                    Information is contained in the
         Performance                                        Annual Reports of the Registrant

6.       Capital Stock and Other Securities                 Dividends, Distributions and Federal
                                                            Income Tax; Other Information

7.       Purchase of Securities Being Offered               Fund Share Valuation; Minimum Purchase
                                                            Requirements; Purchase of Investor
                                                            A Shares; Management of the Funds

8.       Redemption or Repurchase                           Redemption of Investor Shares

9.       Pending Legal Proceedings                          Not Applicable


                                 PROSPECTUS II

                      100% U.S. Treasury Money Market Fund


                              (Investor B Shares)



ITEM NO. IN PART A                                                  HEADING IN INVESTOR B SHARES PROSPECTUS
------------------                                                  ---------------------------------------

1.       Cover Page                                                 Cover Page

2.       Synopsis                                                   Highlights; Fund Expenses

3.       Condensed Financial Information                            Financial Highlights

4.       General Description of Registrant                          The Fund:  Investment Policies and Practices
                                                                    of the Fund; Description of Securities and
                                                                    Investment Practices; Investment Restrictions

5.       Management of the Fund                                     Management of the Fund

5A.      Management's Discussion of Fund                            Information is contained in the Performance
                                                                    Annual Reports of the Registrant

6.       Capital Stock and Other Securities                         Dividends, Distributions and Federal Income
                                                                    Tax; Other Information

7.       Purchase of Securities Being Offered                       Fund Share Valuation; Minimum Purchase
                                                                    Requirements; Purchase of Investor B
                                                                    Shares; Management of the Funds

8.       Redemption or Repurchase                                   Redemption of Investor Shares

9.       Pending Legal Proceedings                                  Not Applicable


                                 PROSPECTUS III

                      100% U.S. Treasury Money Market Fund


              (Investor A Shares and Investor B Shares (Combined))



ITEM NO. IN PART A                                                  HEADING IN COMBINED INVESTOR SHARES PROSPECTUS
------------------                                                  ----------------------------------------------

1.       Cover Page                                                 Cover Page

2.       Synopsis                                                   Highlights; Fund Expenses

3.       Condensed Financial Information                            Financial Highlights

4.       General Description of Registrant                          The Fund:  Investment Policies and Practices
                                                                    of the Fund; Description of Securities and
                                                                    Investment Practices; Investment Restrictions

5.       Management of the Fund                                     Management of the Fund

5A.      Management's Discussion of Fund                            Information is contained in the Performance
                                                                    Annual Reports of the Registrant

6.       Capital Stock and Other Securities                         Dividends, Distributions and Federal Income
                                                                    Tax; Other Information

7.       Purchase of Securities Being Offered                       Fund Share Valuation; Minimum Purchase
                                                                    Requirements; Purchase of Investor Class
                                                                    A and B Shares; Management of the Funds

8.       Redemption or Repurchase                                   Redemption of Investor Shares

9.       Pending Legal Proceedings                                  Not Applicable



ITEM NO. IN PART B                                          HEADING IN STATEMENT OF
------------------                                          ADDITIONAL INFORMATION
                                                            -----------------------


10.      Cover Page                                         Cover Page

11.      Table of Contents                                  Table of Contents

12.      General Information and History                    Not Applicable

13.      Investment Objectives and Policies                 Investment Policies

14.      Management of the Fund                             Management

15.      Control Persons and Principal                      Other Information
         Holders of Securities

16.      Investment Advisory and Other                      Management
         Services

17.      Brokerage Allocation and Other                     Portfolio Transactions
         Practices

18.      Capital Stock and Other Securities                 Other Information

19.      Purchase, Redemption and Pricing                   Additional Purchase and
         of Securities Being Offered                        Redemption Information;
                                                            Determination of Net Asset Value

20.      Tax Status                                         Taxation

21.      Underwriters                                       Management

22.      Calculation of Performance Data                    Other Information

23.      Financial Statements                               Financial Statements1

                              PACIFICA FUNDS TRUST

                              (INVESTOR A SHARES)


                   237 PARK AVENUE, NEW YORK, NEW YORK 10017
                        GENERAL AND ACCOUNT INFORMATION:
                                 (800) 662-8417

                  FIRST INTERSTATE CAPITAL MANAGEMENT, INC. -
                               INVESTMENT ADVISOR
                           ("FICM" OR THE "ADVISOR")

              FURMAN SELZ INCORPORATED - ADMINISTRATOR AND SPONSOR
                        ("FURMAN SELZ" OR THE "SPONSOR")

                 PACIFICA FUNDS DISTRIBUTOR INC. - DISTRIBUTOR
                       ("PFD INC." OR THE "DISTRIBUTOR")



         Pacifica Funds Trust (the "Trust") is an open-end investment company (a mutual fund) that offers a selection of separate investment portfolios.
This Prospectus describes the Investor A Shares of the following portfolio (the "Fund"):


         -       Pacifica 100% U.S. Treasury Money Market Fund

         This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund and should be read and retained for information about the Fund. A Statement of Additional Information (the "SAI"), dated February __, 1996 (which may be revised from time to time), containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address or information number printed above.

         AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FIRST INTERSTATE OR OTHER BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
              THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
                SECURITIES COMMISSION NOR HAS THE SECURITIES AND
                  EXCHANGE COMMISSION OR ANY STATE SECURITIES
                COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                 OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

               THE DATE OF THIS PROSPECTUS IS FEBRUARY __, 1996.

                               TABLE OF CONTENTS

                                                                       PAGE

HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

FEE TABLE - INVESTOR SHARES . . . . . . . . . . . . . . . . . . . . . .   5

THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

INVESTMENT POLICIES AND PRACTICES OF THE FUND . . . . . . . . . . . . .   7

RISKS OF INVESTING IN THE FUND  . . . . . . . . . . . . . . . . . . . .   7

MANAGEMENT OF THE FUND  . . . . . . . . . . . . . . . . . . . . . . . .   8

FUND SHARE VALUATION  . . . . . . . . . . . . . . . . . . . . . . . . .  12

MINIMUM PURCHASE REQUIREMENTS . . . . . . . . . . . . . . . . . . . . .  12

PURCHASE OF INVESTOR A SHARES . . . . . . . . . . . . . . . . . . . . .  12

INDIVIDUAL RETIREMENT ACCOUNTS  . . . . . . . . . . . . . . . . . . . .  14

PRICING OF INVESTOR A SHARES  . . . . . . . . . . . . . . . . . . . . .  14

EXCHANGE OF INVESTOR SHARES . . . . . . . . . . . . . . . . . . . . . .  17

REDEMPTION OF INVESTOR SHARES . . . . . . . . . . . . . . . . . . . . .  18

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX . . . . . . . . . . . .  21

DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES  . . . . . . . . . .  23

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . .  24

OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .  24

                                   HIGHLIGHTS

INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

         The investment objective of the 100% U.S. Treasury Securities Money Market Fund is to seek as high a level of current income as is consistent with liquidity and maximum safety of principal. The Fund pursues this objective by investing exclusively in obligations of the U.S. Treasury which are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and which have remaining maturities not exceeding 397 days.

         For additional information concerning the investment policies, practices and risk considerations of the Fund, see "The Fund," "Investment Policies and Practices of the Fund" and "Risks of Investing in the Fund" in this Prospectus.

RISKS OF INVESTING IN THE FUND

         The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so. The Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high quality U.S. Treasury securities in which the Fund invests. The Fund's performance will fluctuate based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, interest rate levels and general market conditions.

         There is no assurance that the Fund will achieve its investment objective.

MANAGEMENT OF THE FUND

         First Interstate Capital Management, Inc. acts as investment advisor to the Fund. For its services, the Advisor is entitled to receive a fee from the Fund at an annual rate based on the Fund's average daily net assets. See "Fee Table -- Investor Shares" and "Management of the Fund" in this Prospectus.

         Furman Selz acts as administrator and sponsor to the Fund. Furman Selz provides certain management and administrative services to the Fund, and is entitled to receive a fee from the Fund at an annual rate based on the Fund's average daily net assets. PFD Inc. distributes the Fund's shares and may be reimbursed for certain of its distribution-related expenses.

         Fees and expenses charged to the Fund are outlined on page __ of this Prospectus.

GUIDE TO INVESTING IN THE PACIFICA FAMILY OF FUNDS

         Purchase orders for the Fund received by your broker or Service Organization in proper order by 4:15 p.m., Eastern time, and transmitted to the Trust prior to 5:00 p.m. Eastern time will become effective that day.

         -       MINIMUM INITIAL INVESTMENT . . . . . . . . . . . .  $500
         -       MINIMUM INITIAL INVESTMENT FOR IRAS  . . . . . . .  $250
         -       MINIMUM SUBSEQUENT INVESTMENT  . . . . . . . . . .  $ 50


                 Investor A Shares are sold with an initial sales charge of up to 4 1/2% of the offering price.


         Shareholders may exchange Investor Shares of the same class between Funds by telephone or mail.

         -       MINIMUM INITIAL EXCHANGE . . . . . . . . . . . . .  $500
                          (No minimum for subsequent exchanges.)

         Shareholders may redeem Investor Shares by telephone, mail or wire.

         - The Fund reserves the right upon not less than 30 days' notice to redeem involuntarily all the Investor Shares in an investor's account which have an aggregate value of $500 or less for any particular Fund.

         (The above redemption services are not available for IRAs and trust clients of First Interstate Bancorp and its affiliates.)

         All dividends and distributions will be automatically reinvested at net asset value in additional Investor Shares of the Fund unless cash payment is requested.

         -       Distributions for the Fund are paid monthly.

         For additional information on how to purchase and redeem Investor Shares of the Fund, see "Purchase of Investor Shares," "Exchange of Investor Shares" and "Redemption of Investor Shares."

                                 FUND EXPENSES

         The following table lists the costs and expenses that an investor will incur either directly or indirectly as an Investor shareholder of the Fund.
The information is based on estimated amounts for the initial fiscal year of the Fund.

                          FEE TABLE - INVESTOR SHARES


                                                                                                      Class A
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price)  . . . . . . . . . . . . . . . . . . . . . . .           4 1/2%
     Maximum Sales Load Imposed on Reinvested
         Dividends (as a percentage of offering price)  . . . . . . . . . . . . . . . . . .           None
     Deferred Sales Load (as a percentage of
         redemption proceeds) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           None
     Redemption Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           None
     Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           None
ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .30%
                                                                                                      ----
     12b-1 Fees*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .25%
                                                                                                      ----
     Other Expenses (after waivers)** . . . . . . . . . . . . . . . . . . . . . . . . . . .           .25%
                                                                                                      ----
TOTAL FUND OPERATING EXPENSES:
     (after waivers)*** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .80%
                                                                                                      ----


---------------------

*        Under rules of the National Association of Securities Dealers, Inc.
         (the "NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes. Because a 12b-1 fee is an annual fee charged against the assets of the Fund, long-term shareholders may indirectly pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the rules of the NASD. See "Management of the Fund -- The Sponsor and Distributor."

**       Other Expenses (before waivers) would be ____% and are estimated.

***      Total Fund Operating Expenses (before waivers) would be ____%.


         The purpose of this table is to assist shareholders in understanding the various costs and expenses that an investor in the Fund's Investor Shares will bear. The table does not reflect any charges that may be imposed by a First Interstate Bank or other institutions directly on their customer accounts in connection with investments in the Fund.

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at
the end of each time period:                                        1 year           3 years
                                                                    ------           -------

                                                                    $                $


-----------------------

* THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                                    THE FUND

         The Fund is a portfolio of a Massachusetts business trust, Pacifica Funds Trust, organized under the laws of the Commonwealth of Massachusetts as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Fund and elects the officers of the Fund.

                 INVESTMENT POLICIES AND PRACTICES OF THE FUND

         The investment objective of the Fund is to provide investors with as high a level of current income as is consistent with liquidity and maximum safety of principal. The SAI contains the specific investment restrictions which govern the Fund's investments. Those restrictions and the Fund's investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the Fund. Except for the objectives and those restrictions specifically identified as fundamental all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, which means that the Board of Trustees may change them without shareholder approval. The Advisor selects investments and makes investment decisions based on the investment objective and policies of the Fund.

         The Advisor selects only those U.S. dollar-denominated debt instruments for the Fund which meet the high quality, credit risk standards established by the Fund's Board of Trustees. The Fund will not maintain a dollar-weighted average portfolio maturity that exceeds 90 days nor purchase any instrument with a remaining maturity of greater than 397 calendar days.

         The Fund restricts its investment to U.S. Treasury securities. Securities issued by the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. It should be noted that neither the United States Government, nor any agency or instrumentality thereof, has guaranteed, sponsored or approved the Fund or its shares. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity and/or of lesser quality which are more subject to market volatility.

         The types of securities and investment practices used by the Fund are described in greater detail under the section "Description of Securities and Investment Practices" on pages _______ of this Prospectus.

                         RISKS OF INVESTING IN THE FUND

         The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so. The Fund's performance will fluctuate based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, interest rate levels and general market conditions.

                             MANAGEMENT OF THE FUND

         The business and affairs of the Fund are managed under the direction of the Board of Trustees. The Trustees are Dennis W. Draper, Joseph N. Hankin, John E. Heilmann, Jack D. Henderson and Richard A. Wedemeyer. Information about the Trustees, as well as the Fund's executive officers, may be found in the SAI under the heading "Management Trustees and Officers."

THE ADVISOR:  FIRST INTERSTATE CAPITAL MANAGEMENT, INC.

         First Interstate Capital Management, Inc., 7501 E. McCormick Parkway, Scottsdale, Arizona 85258, serves as investment advisor to the Trust. FICM manages the investment and reinvestment of the assets of the Fund and continuously reviews, supervises and administers the Fund's investments. The Advisor is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion.

         FICM is a wholly-owned subsidiary of First Interstate Bank of California, which is the largest banking subsidiary of First Interstate Bancorp, a multi-bank holding company. First Interstate Bancorp provides financial products and services marketed at the local level to nearly five million households in over 500 communities in 13 western states.

         For the advisory services it provides to the Fund, FICM is entitled to receive from the Fund fees, payable monthly, at the annual rate of 0.30% of the first $500 million of the Fund's average daily net assets, 0.25% of the next $500 million of the Fund's average daily net assets, and 0.20% of the Fund's average daily net assets in excess of $1 billion.

THE SPONSOR AND DISTRIBUTOR

         Furman Selz Incorporated, 230 Park Avenue, New York, New York 10169, acts as Sponsor of the Fund. Furman Selz is primarily an institutional brokerage firm with memberships on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges. Furman Selz also serves as administrator and distributor of other mutual funds. Pacifica Funds Distributor Inc. is an affiliate of Furman Selz and was organized specifically to distribute shares of the Trust; however, offers and sales of shares of the Trust will be made only through Furman Selz or other registered (or exempt) dealers.


         Under a Distribution Plan (the "Plan") adopted by the Fund for its Investor A Shares, the Fund may pay PFD Inc. monthly a fee of 0.25% per annum of the average daily net asset value of the outstanding Investor A Shares of the Fund as compensation for services and expenses of PFD Inc. in connection with the distribution of Investor A Shares of the Fund. These costs and expenses include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (ii) expenses of sales employees or agents of PFD Inc., including salary, commissions, travel and related expenses; (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of Investor Shares, including sales commissions and fees calculated with reference to the average daily net asset value of Investor Shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees; (iv) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (v) such other similar services as the Fund determines to be reasonably calculated to result in the sale of Investor Shares of the Fund.
The Fund will pay all costs and expenses in connection with the preparation, printing and distribution of prospectuses to current shareholders and the operation of its Plan, including related legal and accounting fees. Under the Plan, up to .25 of 1% of the average daily net assets of the respective classes may be used to pay for personal service and/or maintenance of shareholder accounts. The distribution fee and initial sales charge of one class will not be used to subsidize the sale of another class. The Fund will not be liable for distribution expenditures made by PFD Inc. in any given year in excess of the maximum annual amount payable under the Plan for that Fund.


         PFD Inc. may from time to time pay a bonus or other incentive to dealers which employ registered representatives who sell a minimum dollar amount of Investor Shares of the Fund and/or other funds distributed by Furman Selz or PFD Inc. during a specific period of time. Such bonus or other incentive will take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or other bonuses, such as gift certificates or the cash equivalent of such bonuses. PFD Inc. has established such a special promotional incentive program with First Interstate Securities, Inc.


         PFD Inc. receives a percentage of the initial sales charge on the sale of Investor A shares.


ADMINISTRATIVE SERVICES

         The Fund has also entered into an Administrative Services Contract with Furman Selz pursuant to which Furman Selz provides certain management and administrative services necessary for the Fund's operations including: (i) general supervision of the operation of the Fund including coordination of the services performed by the Fund's investment advisor, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's Officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. For these services, Furman

Selz is entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the Fund. Pursuant to a Services Agreement with the Trust, Furman Selz assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15.00 per account per year plus out-of-pocket expenses. Pursuant to the Fund Accounting Agreement with the Trust, Furman Selz assists the Trust in calculating net asset values and provides certain other accounting services for the Fund for an annual fee of $30,000 per Fund plus out-of-pocket expenses.

SERVICE ORGANIZATIONS

         Various banks (including banks affiliated with First Interstate Bancorp), trust companies, broker-dealers (other than the Sponsor) or other financial organizations (collectively, "Service Organizations") also may provide administrative services with respect to the Fund's Institutional Shares, such as maintaining shareholder accounts and records. The Fund may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the average daily net asset value of the outstanding Investor Shares of the Fund owned by shareholders with whom a Service Organization has a servicing relationship. These fees will be home entirely by the Fund's Investor Shares.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest a specified amount in the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

OTHER EXPENSES

         The Fund bears all costs of its operations other than expenses specifically assumed by Furman Selz, PFD Inc. or the Advisor. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Fund's portfolio securities; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Fund's portfolio securities and pricing of the Fund's shares; expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. The Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five-year period from the commencement of the Fund's operations. See "Management" in the SAI for additional information on expenses borne by the Fund. Trust expenses directly attributable to a particular Fund are charged to that Fund, and expenses attributable to a particular class of shares of the Fund (such as Service Organization fees) are charged to that class. Other expenses are allocated proportionately among all of the investment portfolios in the Trust in relation to the net assets of each portfolio or by other means deemed fair and equitable by the Board of Trustees.

PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Contract, the Advisor places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion.

         In effecting purchases and sales of portfolio securities for the account of the Fund, the Advisor will seek the best execution of the Fund's orders. Purchases and sales of debt securities are generally placed by the Advisor with primary market makers for these securities on a net basis, i.e., without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of the order, sale of Fund shares by the broker-dealer, and research provided to the Advisor by the broker-dealer. The Advisor may cause the Fund to pay commissions higher than another broker-dealer would have charged if the Advisor believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Advisor.

                              FUND SHARE VALUATION

         The net asset value of each class of shares of the Fund is calculated at 4:15 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for trading (a "Business Day"), which excludes the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share for each class of shares is computed by dividing the value of the Fund's assets allocable to a particular class, less the liabilities charged to that class by the total number of the outstanding shares of that class. All expenses, including fees paid to the Advisor, Furman Selz and PFD Inc., are accrued daily and taken into account for the purpose of determining the net asset value.

         The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the SAI for a more complete description of the amortized cost method.

                         MINIMUM PURCHASE REQUIREMENTS

         The minimum initial investment in the Fund is $500, except that the minimum is $250 for an IRA. Any subsequent investments must be at least $50, including an IRA investment. All initial investments should be accompanied by a completed Purchase Application. A separate application is required for IRA investments.

                         PURCHASE OF INVESTOR A SHARES

         The following purchase procedures do not apply to certain trust or other accounts that are managed by First Interstate Bancorp, its subsidiaries or affiliates. An account customer should consult his or her account officer for proper instructions.

         All funds received by the Trust are invested in full and fractional Investor Shares of the Fund. Certificates for Investor A Shares are not issued. Furman Selz maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Fund reserves the right to reject any purchase.

         An investment may be made using any of the following methods:

         Through an Authorized Broker, Investment Advisor or Service Organization. Investor A Shares are available to new and existing shareholders through authorized brokers, investment advisors and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment advisor or Service Organization with instructions as to the amount (and class of shares) you wish to invest. Your broker will then contact the Fund to place the order on your behalf on that day.

         Orders received by your broker or Service Organization for the Fund in proper order prior to the determination of the Fund's net asset value and transmitted to the Trust prior to the close of its business day (which is currently 5:00 p.m., Eastern time), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

         By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is.
Your bank will normally charge you a fee for handling the transaction. To purchase Investor Shares by a Federal funds wire, please first contact Furman Selz Mutual Funds Client Services. They will establish a record of information for the wire to ensure its correct processing. You can reach the Wire Desk at 1-800-662-9417.

         Have your bank wire funds using the following instructions:
Fiduciary Trust Company

                 Kansas City, MO 64105
                 ABA #1010-0362-1
                 Account #7527950
                 Further Credit to:  Fund Name

         As long as you have read the Prospectus, you may establish a new regular account through the Wire Desk; IRAs may not be opened in this way.
When new accounts are established by wire, the distribution options will be set to reinvest and the social security or tax identification number ("TIN") will not be certified until a signed application is received. Completed applications should be forwarded immediately to the Fund. With the Purchase Application, the shareholder can specify other distribution options and add any special features offered by the Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to 31% Federal tax withholding.

         Automatic Investment Program. An eligible shareholder may also participate in the Pacifica Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $50 on either the fifth or twentieth day of each month into their established Fund accounts. Contact the Trust at 1-800-662-8417 for more information about the Pacifica Automatic Investment Program.

                         INDIVIDUAL RETIREMENT ACCOUNTS

The Fund may be used as a funding medium for IRAs. Investor Class A and B Shares may also be purchased for IRAs established with an affiliate of First Interstate Bancorp or other authorized custodians. In addition, an IRA may be established through a custodial account with Investors Fiduciary Trust Company. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. A $5.00 establishment fee and an annual $12.00 maintenance and custody fee is payable with respect to each IRA, and there will be a $10.00 termination fee when the account is closed. For more information, call the Fund at 1-800-662-8417.


                          PRICING OF INVESTOR A SHARES



         Orders for the purchase of Investor A Shares will be executed at the net asset value per share plus any applicable sales charge (the "public offering price") next determined after an order has become effective. The sales charge on purchases of Investor A Shares of the Funds varies with the size of the purchase made according to the following schedule:




                                                                                            Amount of
                                                            Sales Charge as a             Sales Charge
                                                              Percentage of               Reallowed to
                                                           -------------------            Dealers as a
                                                           Public      Net                Percentage of
                                                          Offering    Amount                 Public
 Amount of Investment                                      Price     Invested            Offering Price
 --------------------                                     --------   --------            --------------
 Less than $100,000  . . . . . . . . . . . . . . . .       4.50%       4.71%                  4.00%
 $100,000 but less than $250,000 . . . . . . . . . .       3.50%       3.63%                  3.00%
 $250,000 but less than $500,000 . . . . . . . . . .       2.60%       2.67%                  2.25%
 $500,000 but less than $1,000,000 . . . . . . . . .       2.00%       2.04%                  1.75%
 $1,000,000 and over . . . . . . . . . . . . . . . .       None+       None+                  None+



---------------



+ There is no initial sales charge on purchases of $1 million or more; however, the Distributor pays investment dealers and financial institutions a commission from its own resources of 0.70% of the amount invested, and shareholders who redeem their Investor A Shares within one year of the date of purchase will be subject to a 1% contingent deferred sales charge for the purpose of reimbursing the Distributor for the commission paid.

         The initial sales load will not apply to Investor A Shares purchased by: (i) trust, investment management, advisory and fiduciary accounts managed or administered by First Interstate Bancorp, its subsidiaries and affiliates, or the Advisor pursuant to a written agreement; (ii) any person purchasing Investor A Shares with the proceeds of a distribution from a trust, investment management, advisory or other fiduciary account managed or administered by First Interstate Bancorp, its subsidiaries and affiliates, or the Advisor pursuant to a written agreement; (iii) any person purchasing Investor A Shares with the proceeds of a redemption from a mutual fund, other than an investment portfolio offered by the Trust, that was originally purchased with a sales load, (iv) Furman Selz or any of its affiliates; (v) Trustees or officers of the Funds; (vi) directors or officers of Furman Selz, the Advisor, or their affiliates or bona fide employees or former employees of any of the foregoing who have acted as such for not less than 90 days (including members of their immediate families and their retirement plans or accounts); or (vii) retirement accounts or plans for which a depository institution, which is a client or customer of the Advisor, Furman Selz or PFD Inc. serves as custodian or trustee, or to any trust, pension, Individual Retirement Account ("IRA"), spousal IRA, profit-sharing or other benefit plan for such persons so long as such Investor A Shares are purchased through PFD Inc. The initial sales load also does not apply to Investor A Shares sold to representatives of selling brokers and members of their immediate families. In addition, the initial sales load does not apply to sales to bank trust departments, acting on behalf of one or more clients, of Investor A Shares having an aggregate value equal to or exceeding $200,000.



         See "Dividends, Distributions and Federal Income Tax," for an explanation of circumstances in which a sales load paid to acquire Investor A Shares of a mutual fund may not be taken into account in determining gain or loss on the disposition of those Investor A Shares.



QUANTITY DISCOUNTS IN THE SALES CHARGES



         The following quantity discounts shall be available to: (a) an individual, his or her spouse, and their children under the age of 21, and any trust, pension, IRA, spousal IRA, profit sharing or other benefit plan for such persons; (b) a trustee or other fiduciary of a single trust estate or a single fiduciary account; (c) a pension, profit-sharing or other employee benefit plan qualified under Section 401 of the Internal Revenue Code of 1986, and (d) tax-exempt organizations under Section 501 (c) (3) of the Code.



         Right of Accumulation. The schedule of reduced sales charges will be applicable once the accumulated value of the account has reached $100,000. For this purpose, the dollar amount of the qualifying concurrent or subsequent purchase is added to the net asset value of any Investor A Shares of those investment portfolios of the Trust that are subject to a sales charge and are owned at the time of such purchase by the investor. The sales charge imposed on the Investor A Shares being purchased will then be at the rate applicable to the aggregate value of Investor A Shares owned and to be purchased by the investor. For example, if the investor held Investor A Shares valued at $100,000 and purchased an additional $20,000 of Investor A Shares (totalling an investment of $120,000), the sales charge for the $20,000 purchase would be at the next lower sales charge on the schedule (i.e., the sales charge for purchases over $100,000 but less than $250,000). There can be no assurance that investors will receive the cumulative discounts to which they may be entitled unless, at the time of placing their purchase order, the investors or their dealers make a written request for the discount. The cumulative discount program may be amended or terminated at any time. This particular privilege does not entitle the investor to any adjustment in the sales charge paid previously on purchases of Investor A Shares. If the investor knows that he will be making additional purchases of Investor A Shares in the future, he may wish to consider executing a Letter of Intent.



         Letter of Intent. The schedule of reduced sales charges is also available to investors who enter into a written Letter of Intent providing for the purchase, within a 13-month period, of Investor A Shares of a particular Fund. Investor A Shares of a Fund previously purchased during the 90-day period prior to the date of receipt by the Fund of the Letter of Intent which are still owned by the shareholder may also be included in determining the applicable reduction, provided the shareholder or the dealer notifies the Fund of such prior purchases.



         A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of investments over a 13-month period. Each investment made during the period will receive the reduced sales commission applicable to the amount represented by the goal as if it were a single investment. A number of Investor A Shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Fund in the name of the shareholder. The initial purchase under a Letter of Intent must be equal to at least 5% of the stated investment goal.



         The Letter of Intent does not obligate the investor to purchase, or a Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. The Fund is authorized by the shareholder to liquidate a sufficient number of escrowed Investor A Shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to PFD Inc., increase the amount of the stated goal. In that event, Investor A Shares purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase Investor A Shares pursuant to a Letter of Intent should carefully read the application for a Letter of Intent which is available from the Trust.



                          EXCHANGE OF INVESTOR SHARES


         The Fund offers two convenient ways to exchange Investor Shares in the Fund for Investor Shares in another investment portfolio of the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the investment portfolio into which the exchange will occur, which is available without charge and can be obtained by writing to Furman Selz, Mutual Fund Department 237 Park Avenue, Suite 910, New York, New York 10017, or by calling 1-800-662-8417. A shareholder may not exchange Investor Shares of one portfolio for Investor Shares of another portfolio if both or either are not qualified for sale in the state of the shareholder's residence. Investor A shares may only be exchanged for Investor A shares of another investment portfolio. The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time.


         A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by the Trust in good order, plus any applicable sales charge.

         An exchange is taxable as a sale of a security; however, if the Fund maintains a net asset value of $1.00 per share, no gain or loss would be realized upon an exchange of Fund shares. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.


         In the case of transactions subject to an initial sales charge, the sales charge will be assessed on an exchange of Investor Shares, equal to the excess of the sales load applicable to the Investor Shares to be acquired over the amount of any sales load previously paid on the Investor Shares to be exchanged. No service fee is imposed. See "Dividends, Distributions and Federal Income Tax" for an explanation of circumstances in which a sales load paid to acquire Investor Shares of the Fund may not be taken into account in determining gain or loss on the disposition of those Investor Shares.



         Any applicable CDSC payable upon redemption of shares exchanged will be that imposed by the Fund in which shares were initially purchased and will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund.

         In addition, Institutional Shares of the Fund may be exchanged for Investor Shares of the Fund in connection with the distribution of assets held in a qualified trust, agency or custodial account maintained with the trust department of a First Interstate or other bank, trust company or thrift institution, or in other cases where Institutional Shares are not held in such qualified accounts. Similarly, Investor Shares may be exchanged for Institutional Shares (not described in this prospectus) of the Fund if the shares are to be held in such a qualified trust, agency or custodial account. These exchanges are made without a sales charge at the net asset value of the respective share classes.



         Exchange by Mail. To exchange Investor Shares of the Fund by mail, simply send a letter of instruction to Furman Selz. The letter of instruction must include: (i) your account number, (ii) the Fund (and class) from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by an eligible guarantor institution including a member of a national securities exchange or by a commercial bank or trust company, broker-dealers, credit unions and savings associations.



         Exchange by Telephone. To exchange Investor Shares of the Fund by telephone, or if you have any questions, simply call the Trust at 1-800-662-8417. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the name of the portfolio (and class) from and the portfolio into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Fund. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Investor Fund Shares -- By Telephone" for a discussion of telephone transactions generally.


                         REDEMPTION OF INVESTOR SHARES

         Shareholders may redeem their Investor Shares, in whole or in part, on any Business Day. Investor Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received and accepted by the Trust. (See "Fund Share Valuation.") A redemption may be a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be recognized on a redemption of shares of the Fund because the Fund seeks to maintain a net asset value of $1.00 per share.

         Where the Investor Shares to be redeemed have been purchased by check, the Trust may delay payment of the redemption proceeds until the purchasing check has cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the Investor Shares are redeemed, dividends on the Investor Shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

         Once the Investor Shares are redeemed, the Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next Business Day. The Fund may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Fund may suspend redemptions or postpone payment dates.

         To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Trust has no present intention to do so, it reserves the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers or U.S. mail. The services offered by the Fund may be modified or terminated at any time. If the Fund terminates any particular service, they will do so only after giving written notice to shareholders.

         You may redeem your Investor Shares using any of the following methods:

         Through an Authorized Broker, Investment Advisor or Service Organization. You may redeem your Investor Shares by contacting your broker or investment advisor and instructing him or her to redeem your Investor Shares. He or she will then contact PFD Inc. and place a redemption trade on your behalf. He or she may charge you a fee for this service.


         By Mail. You may redeem your Investor Shares by sending a letter directly to the Fund. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming Investor Shares; (ii) your account number, (iii) the dollar or share amount and class of shares to be redeemed; (iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution including a member of a national securities exchange or a commercial bank or trust company, broker-dealers, credit unions and savings associations. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.



         By Telephone. You may redeem your Investor Shares by calling the Fund toll free at 1-800-662-8417. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming Investor Shares; and (iii) the amount and class of shares to be redeemed. The conversation may be recorded to protect you and the Fund. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Fund requires some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions.

         By Wire. You may redeem your Investor Shares by contacting the Fund by mail or telephone and instructing them to send a wire transmission to your personal bank.


         Your instructions should include: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming Investor Shares; and (iii) the amount and class of shares to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on your Purchase Application, and a copy of a void check from the account where proceeds are to be wired is attached to the Purchase Application. Your bank may charge you a fee for receiving a wire payment on your behalf.


         The above-mentioned services "By Telephone" and "By Wire" are not available for IRAs and trust clients of an affiliate of First Interstate Bancorp.

         Systematic Withdrawal Plan. An owner of $10,000 or more of Investor Shares of the Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of Investor Shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the Investor Shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

         Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, the Fund reserves the right to redeem, on not less than 30 days' notice, an account in the Fund that has been reduced by a shareholder to $500 or less. However, if during the 30-day notice period the shareholder purchases sufficient Investor Shares to bring the value of the account above $500, this restriction will not apply.

         Redemption in Kind. All redemptions of Investor Shares of the Fund shall be made in cash, except that the commitment to redeem Investor Shares in cash extends only to redemption requests made by each shareholder of the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Fund that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage charges.

                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX

         The Fund intends to qualify annually and to elect to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, the Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.

         The Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Fund will declare distributions of investment company income daily and pay those dividends monthly. The Fund intends to distribute, at least annually, substantially all net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will first be applied against capital gains.

         Distributions will be paid in additional shares of the Fund based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, which is received by Furman Selz not less than five full business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month.

         Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

         Distributions of investment company taxable income (regardless of whether derived from dividends, interest or net short-term capital gains) will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains designated by the Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

         Earnings of the Fund not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, the Fund intends to comply with this distribution requirement.

         A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund during October, November, or December of that year to shareholders of record in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         The dividends paid by the Fund are not expected to qualify for the dividends-received deduction available to corporations.

         The Fund may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where the Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

         Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisors as to the Federal, state and local tax consequences of ownership of shares of the Fund in their particular circumstances.


         Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and new shares of the Fund or of another investment portfolio of the Trust are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.


               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

         U.S. Treasury Obligations. U.S. Treasury securities are obligations issued by the U.S. Treasury. U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds.

         Stripped Obligations. The Fund may invest in U.S. Treasury obligations offered under the STRIPS or CUBES programs. Such obligations may represent future interest or principal payments. These stripped securities are direct obligations of the U.S. Government and clear through the Federal Reserve book-entry system. Stripped securities are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

         Securities Issued by Other Investment Companies. The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Advisor or any other affiliate of First Interstate Bancorp. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Fund bears directly in connection with its own operations, and may represent a duplication of fees to shareholders of the Fund. The Fund may only invest in investment companies which restrict their portfolio investments solely to the same investment instruments that are permissible investments for the Fund.

                            INVESTMENT RESTRICTIONS

         The Fund has adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the Fund's outstanding shares. The following description summarizes several of the Fund's fundamental restrictions, which are set forth in full in the SAI.

         The Fund may not:

         1. Purchase securities (except U.S. Government securities and repurchase agreements collateralized by such securities) if more than 5% of its total assets at the time of purchase will be invested in securities of any one issuer, except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

         2. Subject to the foregoing 25% exception, purchase more than 10% of the outstanding voting securities of any issuer.

         3. Invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry.

         4. Borrow money except in amounts up to 10% of the value of its total assets at the time of borrowing.

         If a percentage restriction on the investment or use of assets set forth in this Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation, however, the Fund will not at any time have more than 10% of its respective net assets invested in illiquid securities.

                               OTHER INFORMATION

CAPITALIZATION

         Pacifica Funds Trust (formerly Fund Source) was organized as a Massachusetts business trust on July 17, 1994. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Fund are fully paid, non-assessable and freely transferable.


         The Board of Trustees has authorized the issuance of five classes of shares in the Fund -- Investor, Investor A Shares, Service Shares and Institutional Shares. Each share of the Fund represents an equal proportionate interest in the Fund with other shares of the same class and is entitled to cash dividends and distributions earned on such shares as are declared in the discretion of the Board of Trustees.

         The Fund's Institutional and Service Shares and Investor Classes of Shares bear their pro rata portion of all operating expenses paid by the Fund except for the distribution payments, Service Organization fees and other "class" expenses that are allocated to a particular share class. The Board of Trustees has not approved a Distribution Plan with respect to Institutional Shares. The Fund may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's outstanding Institutional Shares owned by shareholders with whom a Service Organization has a servicing relationship. Because of the "class expenses," the performance of the Fund's Institutional and Service Shares is expected to be higher than the performance of its Investor Classes of Shares. The Trust offers various services and privileges in connection with its Investor Shares that are not offered in connection with its Institutional or Service Shares, including an automatic investment plan, automatic withdrawal plan and, with respect to certain portfolios, checkwriting. For information regarding the Fund's Institutional and Service Shares Investor B Shares, contact Furman Selz at 1-800-662-8417 or your Service Organization.


         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder of the Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations and should be considered remote.

VOTING


         Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Fund's shareholders, but in the event that a special meeting is held, shareholders of each portfolio offered by the Trust will be entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not on a portfolio-by-portfolio basis, except as required by the 1940 Act or other applicable law. It is contemplated that, as required by the 1940 Act, the shareholders of a portfolio will vote separately on a portfolio-by-portfolio basis on matters relating to a particular portfolio's investment advisory agreement or changes in a portfolio's fundamental investment limitations, and on other matters where the interests of the respective portfolios are not substantially identical. Similarly, shareholders of each portfolio will vote in the aggregate and not by class unless the Trustees determine that the matter to be voted on affects only the interests of the holders of a particular class of the Fund's shares. Shareholders of a class will have exclusive voting rights with respect to the distribution plan applicable to that class of shares. Voting rights are not cumulative.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with such meeting to comply with the shareholders' communications provisions of Section 16 (c) of the 1940 Act.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. For purposes of the 1940 Act, any person who owns either directly or through one or more controlled companies more than 25 percent of the voting securities of a company is presumed to "control" such company. Under this definition, First Interstate Bancorp and its affiliates may be deemed to be controlling persons of the Trust.

PERFORMANCE INFORMATION


         The Fund may, from time to time, include yield data in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yields of the Fund are mandated by the SEC. Yield and Total Return are calculated separately for each class of share.


         Quotations of "yield" for the Fund will be based on the income received by a hypothetical investment (less a pro-rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

         "Effective yield" for the Fund is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends.

         Quotations of yield reflect only the performance of the Fund during the particular period on which the calculations are based. Yield and effective yield for the Fund will vary based on changes in market conditions, the level of interest rates and the level of the expenses of the Fund and no reported performance figure should be considered an indication of performance which may be expected in the future.

         For purposes of comparison, the Fund may, from time to time, quote performance information from IBC/Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746. IBC/Donoghue's MONEY MARKET AVERAGE is a widely recognized index of money market fund performance. Figures reflect average yields of all taxable money funds included in IBC/Donoghue's index. IBC/Donoghue's 100% U.S. TREASURY MONEY FUND AVERAGE is a component of this average and reflects average yields of all taxable U.S. Treasury money funds. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield for the Fund, see "Other Information -- Performance Information" in the SAI.

ACCOUNT SERVICES

         All transactions in shares of the Fund will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Fund has been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

SHAREHOLDER INQUIRIES

         All shareholder inquiries should be directed to the Fund at 237 Park Avenue, Suite 910, New York, New York 10017.

         General and Account Information:  (800) 662-8417.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY FIRST INTERSTATE BANCORP OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

         AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

INVESTMENT ADVISOR
First Interstate Capital Management, Inc.
7501 East McCormick Parkway
Scottsdale, Arizona  85258

ADMINISTRATOR
Furman Selz Incorporated
230 Park Avenue
New York, New York  10169

DISTRIBUTOR
Pacifica Funds Distributor Inc.
230 Park Avenue
New York, New York  10169

CUSTODIAN
First Interstate Bank of California
707 Wilshire Boulevard
Los Angeles, California  90017

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York  10019

                              PACIFICA FUNDS TRUST

                              (INVESTOR B SHARES)


                   237 PARK AVENUE, NEW YORK, NEW YORK 10017
                        GENERAL AND ACCOUNT INFORMATION:
                                 (800) 662-8417

                  FIRST INTERSTATE CAPITAL MANAGEMENT, INC. -
                               INVESTMENT ADVISOR
                           ("FICM" OR THE "ADVISOR")

              FURMAN SELZ INCORPORATED - ADMINISTRATOR AND SPONSOR
                        ("FURMAN SELZ" OR THE "SPONSOR")

                 PACIFICA FUNDS DISTRIBUTOR INC. - DISTRIBUTOR
                       ("PFD INC." OR THE "DISTRIBUTOR")



         Pacifica Funds Trust (the "Trust") is an open-end investment company (a mutual fund) that offers a selection of separate investment portfolios.
This Prospectus describes the Investor B Shares of the following portfolio (the "Fund"):


         -       Pacifica 100% U.S. Treasury Money Market Fund

         This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund and should be read and retained for information about the Fund. A Statement of Additional Information (the "SAI"), dated February __, 1996 (which may be revised from time to time), containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address or information number printed above.

         AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FIRST INTERSTATE OR OTHER BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
              THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
                SECURITIES COMMISSION NOR HAS THE SECURITIES AND
                  EXCHANGE COMMISSION OR ANY STATE SECURITIES
                COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                 OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

               THE DATE OF THIS PROSPECTUS IS FEBRUARY __, 1996.

                               TABLE OF CONTENTS

                                                                     PAGE
HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6

FEE TABLE - INVESTOR SHARES . . . . . . . . . . . . . . . . . . . . .   6

THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8

INVESTMENT POLICIES AND PRACTICES OF THE FUND . . . . . . . . . . . .   8

RISKS OF INVESTING IN THE FUND  . . . . . . . . . . . . . . . . . . .   8

MANAGEMENT OF THE FUND  . . . . . . . . . . . . . . . . . . . . . . .   9

FUND SHARE VALUATION  . . . . . . . . . . . . . . . . . . . . . . . .  13

MINIMUM PURCHASE REQUIREMENTS . . . . . . . . . . . . . . . . . . . .  13

PURCHASE OF INVESTOR B SHARES . . . . . . . . . . . . . . . . . . . .  13

INDIVIDUAL RETIREMENT ACCOUNTS  . . . . . . . . . . . . . . . . . . .  15

PRICING OF INVESTOR B SHARES  . . . . . . . . . . . . . . . . . . . .  15

CONVERSION FEATURE -- INVESTOR B SHARES . . . . . . . . . . . . . . .  17

EXCHANGE OF INVESTOR SHARES . . . . . . . . . . . . . . . . . . . . .  18

REDEMPTION OF INVESTOR SHARES . . . . . . . . . . . . . . . . . . . .  19

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX . . . . . . . . . . .  22

DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES  . . . . . . . . .  24

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . .  25

OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .  26

                                   HIGHLIGHTS

INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

         The investment objective of the 100% U.S. Treasury Securities Money Market Fund is to seek as high a level of current income as is consistent with liquidity and maximum safety of principal. The Fund pursues this objective by investing exclusively in obligations of the U.S. Treasury which are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and which have remaining maturities not exceeding 397 days.

         For additional information concerning the investment policies, practices and risk considerations of the Fund, see "The Fund," "Investment Policies and Practices of the Fund" and "Risks of Investing in the Fund" in this Prospectus.

RISKS OF INVESTING IN THE FUND

         The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so. The Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high quality U.S. Treasury securities in which the Fund invests. The Fund's performance will fluctuate based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, interest rate levels and general market conditions.

         There is no assurance that the Fund will achieve its investment objective.

MANAGEMENT OF THE FUND

         First Interstate Capital Management, Inc. acts as investment advisor to the Fund. For its services, the Advisor is entitled to receive a fee from the Fund at an annual rate based on the Fund's average daily net assets. See "Fee Table -- Investor Shares" and "Management of the Fund" in this Prospectus.

         Furman Selz acts as administrator and sponsor to the Fund. Furman Selz provides certain management and administrative services to the Fund, and is entitled to receive a fee from the Fund at an annual rate based on the Fund's average daily net assets. PFD Inc. distributes the Fund's shares and may be reimbursed for certain of its distribution-related expenses.

         Fees and expenses charged to the Fund are outlined on page __ of this Prospectus.

GUIDE TO INVESTING IN THE PACIFICA FAMILY OF FUNDS

         Purchase orders for the Fund received by your broker or Service Organization in proper order by 4:15 p.m., Eastern time, and transmitted to the Trust prior to 5:00 p.m. Eastern time will become effective that day.

         -       MINIMUM INITIAL INVESTMENT . . . . . . . . . . . . . . . $500
         -       MINIMUM INITIAL INVESTMENT FOR IRAS  . . . . . . . . . . $250
         -       MINIMUM SUBSEQUENT INVESTMENT  . . . . . . . . . . . . . $ 50


         - Investor B Shares are sold without an initial sales charge but are subject to a contingent deferred sales charge or CDSC (declining from 5% to zero of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase. Investor B Shares are subject to on-going distribution fees which are paid by the Fund. Investor B Shares will automatically convert to Investor A Shares (not described in this Prospectus), which are subject to lower distribution fees, approximately eight years after purchase.



         Shareholders may exchange Investor Shares of the same class between Funds by telephone or mail.

         -       MINIMUM INITIAL EXCHANGE . . . . . . . . . . . . . . . .  $500
                          (No minimum for subsequent exchanges.)

         Shareholders may redeem Investor Shares by telephone, mail or wire.

         - The Fund reserves the right upon not less than 30 days' notice to redeem involuntarily all the Investor Shares in an investor's account which have an aggregate value of $500 or less for any particular Fund.

         (The above redemption services are not available for IRAs and trust clients of First Interstate Bancorp and its affiliates.)

         All dividends and distributions will be automatically reinvested at net asset value in additional Investor Shares of the Fund unless cash payment is requested.

         -       Distributions for the Fund are paid monthly.

         For additional information on how to purchase and redeem Investor Shares of the Fund, see "Purchase of Investor Shares," "Exchange of Investor Shares" and "Redemption of Investor Shares."

                                 FUND EXPENSES

         The following table lists the costs and expenses that an investor will incur either directly or indirectly as an Investor shareholder of the Fund.
The information is based on estimated amounts for the initial fiscal year of the Fund.


                          FEE TABLE - INVESTOR SHARES



                                                                               Class B
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price)  . . . . . . . . . . . . . . .        None
     Maximum Sales Load Imposed on Reinvested
         Dividends (as a percentage of offering price)  . . . . . . . . . .        None
     Deferred Sales Load (as a percentage of
         redemption proceeds) . . . . . . . . . . . . . . . . . . . . . . .        5% during first year, decreasing to
                                                                                   4% during the second and third
                                                                                   years and decreasing by 1% each
                                                                                   year thereafter until 0% in the
                                                                                   seventh year.+

     Redemption Fees        . . . . . . . . . . . . . . . . . . . . . . . .        None
     Exchange Fee           . . . . . . . . . . . . . . . . . . . . . . . .        None
ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees        . . . . . . . . . . . . . . . . . . . . . . . .        .30%
                                                                                   ----
     12b-1 Fees*            . . . . . . . . . . . . . . . . . . . . . . . .        1.00%
                                                                                   -----
     Other Expenses (after waivers)** . . . . . . . . . . . . . . . . . . .        .25%
                                                                                   ----
TOTAL FUND OPERATING EXPENSES:
     (after waivers)***     . . . . . . . . . . . . . . . . . . . . . . . .        1.55%
                                                                                   -----


--------------------

*        Under rules of the National Association of Securities Dealers, Inc.
         (the "NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes. Because a 12b-1 fee is an annual fee charged against the assets of the Fund, long-term shareholders may indirectly pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the rules of the NASD. See "Management of the Fund -- The Sponsor and Distributor."

**       Other Expenses (before waivers) would be ____% and are estimated.

***      Total Fund Operating Expenses (before waivers) would be ____%.


+ Class B Shares will automatically convert to Class A Shares approximately eight years after purchase.

         The purpose of this table is to assist shareholders in understanding the various costs and expenses that an investor in the Fund's Investor Shares will bear. The table does not reflect any charges that may be imposed by a First Interstate Bank or other institutions directly on their customer accounts in connection with investments in the Fund.

EXAMPLE:*


You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at
the end of each time period:                                        1 year           3 years
                                                                    ------           -------

                                                                    $                $


You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) assuming no
redemption at the end of each time period:                          1 year           3 years
                                                                    ------           -------

                                                                    $                $



-------------------

* THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                                    THE FUND

         The Fund is a portfolio of a Massachusetts business trust, Pacifica Funds Trust, organized under the laws of the Commonwealth of Massachusetts as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Fund and elects the officers of the Fund.

                 INVESTMENT POLICIES AND PRACTICES OF THE FUND

         The investment objective of the Fund is to provide investors with as high a level of current income as is consistent with liquidity and maximum safety of principal. The SAI contains the specific investment restrictions which govern the Fund's investments. Those restrictions and the Fund's investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the Fund. Except for the objectives and those restrictions specifically identified as fundamental all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, which means that the Board of Trustees may change them without shareholder approval. The Advisor selects investments and makes investment decisions based on the investment objective and policies of the Fund.

         The Advisor selects only those U.S. dollar-denominated debt instruments for the Fund which meet the high quality, credit risk standards established by the Fund's Board of Trustees. The Fund will not maintain a dollar-weighted average portfolio maturity that exceeds 90 days nor purchase any instrument with a remaining maturity of greater than 397 calendar days.

         The Fund restricts its investment to U.S. Treasury securities. Securities issued by the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. It should be noted that neither the United States Government, nor any agency or instrumentality thereof, has guaranteed, sponsored or approved the Fund or its shares. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity and/or of lesser quality which are more subject to market volatility.

         The types of securities and investment practices used by the Fund are described in greater detail under the section "Description of Securities and Investment Practices" on pages _______ of this Prospectus.

                         RISKS OF INVESTING IN THE FUND

         The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so. The Fund's performance will fluctuate based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, interest rate levels and general market conditions.

                             MANAGEMENT OF THE FUND

         The business and affairs of the Fund are managed under the direction of the Board of Trustees. The Trustees are Dennis W. Draper, Joseph N. Hankin, John E. Heilmann, Jack D. Henderson and Richard A. Wedemeyer. Information about the Trustees, as well as the Fund's executive officers, may be found in the SAI under the heading "Management Trustees and Officers."

THE ADVISOR:  FIRST INTERSTATE CAPITAL MANAGEMENT, INC.

         First Interstate Capital Management, Inc., 7501 E. McCormick Parkway, Scottsdale, Arizona 85258, serves as investment advisor to the Trust. FICM manages the investment and reinvestment of the assets of the Fund and continuously reviews, supervises and administers the Fund's investments. The Advisor is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion.

         FICM is a wholly-owned subsidiary of First Interstate Bank of California, which is the largest banking subsidiary of First Interstate Bancorp, a multi-bank holding company. First Interstate Bancorp provides financial products and services marketed at the local level to nearly five million households in over 500 communities in 13 western states.

         For the advisory services it provides to the Fund, FICM is entitled to receive from the Fund fees, payable monthly, at the annual rate of 0.30% of the first $500 million of the Fund's average daily net assets, 0.25% of the next $500 million of the Fund's average daily net assets, and 0.20% of the Fund's average daily net assets in excess of $1 billion.

THE SPONSOR AND DISTRIBUTOR

         Furman Selz Incorporated, 230 Park Avenue, New York, New York 10169, acts as Sponsor of the Fund. Furman Selz is primarily an institutional brokerage firm with memberships on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges. Furman Selz also serves as administrator and distributor of other mutual funds. Pacifica Funds Distributor Inc. is an affiliate of Furman Selz and was organized specifically to distribute shares of the Trust; however, offers and sales of shares of the Trust will be made only through Furman Selz or other registered (or exempt) dealers.


         Under a Distribution Plan (the "Plan") adopted by the Fund for its Investor B Shares, the Fund may pay directly or reimburse PFD Inc. monthly a fee of 1.00% per annum of average daily net assets as compensation for services and expenses of PFD Inc. in connection with the distribution of Investor B Shares of the Fund. These costs and expenses include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (ii) expenses of sales employees or agents of PFD Inc., including salary, commissions, travel and related expenses; (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of Investor Shares, including sales commissions and fees calculated with reference to the average daily net asset value of Investor Shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees; (iv) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (v) such other similar services as the Fund determines to be reasonably calculated to result in the sale of Investor Shares of the Fund. The Fund will pay all costs and expenses in connection with the preparation, printing and distribution of prospectuses to current shareholders and the operation of its Plan, including related legal and accounting fees. Under the Plan for each class of Investor Shares, up to .25 of 1% of the average daily net assets of the respective classes may be used to pay for personal service and/or maintenance of shareholder accounts. The distribution fee and contingent deferred sales charge of one class will not be used to subsidize the sale of another class. The Fund will not be liable for distribution expenditures made by PFD Inc. in any given year in excess of the maximum annual amount payable under the Plan for that Fund.


         PFD Inc. may from time to time pay a bonus or other incentive to dealers which employ registered representatives who sell a minimum dollar amount of Investor Shares of the Fund and/or other funds distributed by Furman Selz or PFD Inc. during a specific period of time. Such bonus or other incentive will take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or other bonuses, such as gift certificates or the cash equivalent of such bonuses. PFD Inc. has established such a special promotional incentive program with First Interstate Securities, Inc.


         PFD Inc. receives any contingent deferred sales charge paid on redemptions on Investor B shares.


ADMINISTRATIVE SERVICES

         The Fund has also entered into an Administrative Services Contract with Furman Selz pursuant to which Furman Selz provides certain management and administrative services necessary for the Fund's operations including: (i) general supervision of the operation of the Fund including coordination of the services performed by the Fund's investment advisor, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's Officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. For these services, Furman

Selz is entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the Fund. Pursuant to a Services Agreement with the Trust, Furman Selz assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15.00 per account per year plus out-of-pocket expenses. Pursuant to the Fund Accounting Agreement with the Trust, Furman Selz assists the Trust in calculating net asset values and provides certain other accounting services for the Fund for an annual fee of $30,000 per Fund plus out-of-pocket expenses.

SERVICE ORGANIZATIONS

         Various banks (including banks affiliated with First Interstate Bancorp), trust companies, broker-dealers (other than the Sponsor) or other financial organizations (collectively, "Service Organizations") also may provide administrative services with respect to the Fund's Institutional Shares, such as maintaining shareholder accounts and records. The Fund may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the average daily net asset value of the outstanding Investor Shares of the Fund owned by shareholders with whom a Service Organization has a servicing relationship. These fees will be home entirely by the Fund's Investor Shares.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest a specified amount in the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

OTHER EXPENSES

         The Fund bears all costs of its operations other than expenses specifically assumed by Furman Selz, PFD Inc. or the Advisor. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Fund's portfolio securities; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Fund's portfolio securities and pricing of the Fund's shares; expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. The Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five-year period from the commencement of the Fund's operations. See "Management" in the SAI for additional information on expenses borne by the Fund. Trust expenses directly attributable to a particular Fund are charged to that Fund, and expenses attributable to a particular class of shares of the Fund (such as Service Organization fees) are charged to that class. Other expenses are allocated proportionately among all of the investment portfolios in the Trust in relation to the net assets of each portfolio or by other means deemed fair and equitable by the Board of Trustees.

PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Contract, the Advisor places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion.

         In effecting purchases and sales of portfolio securities for the account of the Fund, the Advisor will seek the best execution of the Fund's orders. Purchases and sales of debt securities are generally placed by the Advisor with primary market makers for these securities on a net basis, i.e., without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of the order, sale of Fund shares by the broker-dealer, and research provided to the Advisor by the broker-dealer. The Advisor may cause the Fund to pay commissions higher than another broker-dealer would have charged if the Advisor believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Advisor.

                              FUND SHARE VALUATION

         The net asset value of each class of shares of the Fund is calculated at 4:15 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for trading (a "Business Day"), which excludes the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share for each class of shares is computed by dividing the value of the Fund's assets allocable to a particular class, less the liabilities charged to that class by the total number of the outstanding shares of that class. All expenses, including fees paid to the Advisor, Furman Selz and PFD Inc., are accrued daily and taken into account for the purpose of determining the net asset value.

         The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the SAI for a more complete description of the amortized cost method.

                         MINIMUM PURCHASE REQUIREMENTS

         The minimum initial investment in the Fund is $500, except that the minimum is $250 for an IRA. Any subsequent investments must be at least $50, including an IRA investment. All initial investments should be accompanied by a completed Purchase Application. A separate application is required for IRA investments.

                         PURCHASE OF INVESTOR B SHARES

         The following purchase procedures do not apply to certain trust or other accounts that are managed by First Interstate Bancorp, its subsidiaries or affiliates. An account customer should consult his or her account officer for proper instructions.

         All funds received by the Trust are invested in full and fractional Investor Shares of the Fund. Certificates for Investor B Shares are not issued. Furman Selz maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Fund reserves the right to reject any purchase.

         An investment may be made using any of the following methods:

         Through an Authorized Broker, Investment Advisor or Service Organization. Investor B Shares are available to new and existing shareholders through authorized brokers, investment advisors and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment advisor or Service Organization with instructions as to the amount (and class of shares) you wish to invest. Your broker will then contact the Fund to place the order on your behalf on that day.


         Orders received by your broker or Service Organization for the Fund in proper order prior to the determination of the Fund's net asset value and transmitted to the Trust prior to the close of its business day (which is currently 5:00 p.m., Eastern time), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

         By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is.
Your bank will normally charge you a fee for handling the transaction. To purchase Investor Shares by a Federal funds wire, please first contact Furman Selz Mutual Funds Client Services. They will establish a record of information for the wire to ensure its correct processing. You can reach the Wire Desk at 1-800-662-9417.

         Have your bank wire funds using the following instructions:
Fiduciary Trust Company

                 Kansas City, MO 64105
                 ABA #1010-0362-1
                 Account #7527950
                 Further Credit to:  Fund Name

         As long as you have read the Prospectus, you may establish a new regular account through the Wire Desk; IRAs may not be opened in this way.
When new accounts are established by wire, the distribution options will be set to reinvest and the social security or tax identification number ("TIN") will not be certified until a signed application is received. Completed applications should be forwarded immediately to the Fund. With the Purchase Application, the shareholder can specify other distribution options and add any special features offered by the Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to 31% Federal tax withholding.

         Automatic Investment Program. An eligible shareholder may also participate in the Pacifica Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $50 on either the fifth or twentieth day of each month into their established Fund accounts. Contact the Trust at 1-800-662-8417 for more information about the Pacifica Automatic Investment Program.

                         INDIVIDUAL RETIREMENT ACCOUNTS


The Fund may be used as a funding medium for IRAs. Investor Class A and B Shares may also be purchased for IRAs established with an affiliate of First Interstate Bancorp or other authorized custodians. In addition, an IRA may be established through a custodial account with Investors Fiduciary Trust Company. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. A $5.00 establishment fee and an annual $12.00 maintenance and custody fee is payable with respect to each IRA, and there will be a $10.00 termination fee when the account is closed. For more information, call the Fund at 1-800-662-8417.




                          PRICING OF INVESTOR B SHARES



         Orders for the purchase of Investor B shares will be executed at the net asset value per share next determined after an order has become effective. There is no initial sales charge but redemptions of Investor B shares may be subject to a contingent deferred sales charge.



CONTINGENT DEFERRED SALES CHARGES



         Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 5% to zero over a six-year period. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your shares to an amount which is lower than the amount of all payments by you for shares during the preceding six years, in the case of Class B shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor. See "Management of the Fund " above and "Waiver of the Contingent Deferred Sales Charges -- Class B Shares" below.

         The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated form the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. See "How to Exchange Your Shares." The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:




                                  YEAR SINCE                          CONTINGENT DEFERRED SALES CHARGE
                            PURCHASE PAYMENT MADE                    AS A PERCENTAGE OF DOLLARS INVESTED
                                                                             OR REDEMPTION PROCEEDS

                 First  . . . . . . . . . . . . . . . . .                            5.0%
                 Second . . . . . . . . . . . . . . . . .                            4.0%
                 Third  . . . . . . . . . . . . . . . . .                            4.0%
                 Fourth . . . . . . . . . . . . . . . . .                            3.0%
                 Fifth  . . . . . . . . . . . . . . . . .                            2.0%
                 Sixth  . . . . . . . . . . . . . . . . .                            1.0%
                 Seventh  . . . . . . . . . . . . . . . .                            None



                 In determining whether a CDSC is applicable to a redemption, the calculation will be made in the following manner. It will be assumed that the redemption is made first of amounts representing the cost of shares held beyond the applicable CDSC period; then of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value above the total amount of payments for the purchase of Fund shares made within the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.



                 For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decided to redeem $500 of your investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per shares, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.



                 For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

                 WAIVER OF THE CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy (with rights of survivorship), or a trust, at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability.



                 The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a tax-deferred retirement plan, an IRA or
Section 405(b) custodial account. These distributions include: (i) in the case of a tax-deferred retirement plan, a lump-sum or other distribution after retirement; (ii) in the case of an IRA or Section 405(b) custodial account, a lump-sum or other distribution after attaining age 59 1/2; and (iii) a tax-free return of an excess contribution or plan distributions following the death or disability of the shareholder, provided that the shares were purchased prior to death or disability. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following separation from service (i.e., following voluntary or involuntary termination of employment or following retirement). Under no circumstances will the CDSC be waived on redemption resulting from the termination of a tax-deferred retirement plan, unless such redemptions otherwise qualify for a waiver as described above. In addition, the CDSC will be waived on redemptions of shares held by Trustees of the Fund.



                 You must notify the Fund's Transfer Agent either directly or through your broker or service organization, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. See "Waiver of the Contingent Deferred Sales Charge -- Class B Shares" in the Statement of Additional Information.




                    CONVERSION FEATURE -- INVESTOR B SHARES



                 Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Conversions will be effected at relative net asset value without the imposition of any additional sales charge.



                 Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be same, you may receive fewer Class A shares than Class B shares converted. See "How the Fund Values its Shares."

                 For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year will not convert to Class A shares until approximately nine years from purchase. For purposes of measuring the time period ruing which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.



                 The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service
(i) that the dividends and other distributions paid on Class A and Class B shares will not constitute "preferential dividends" under the Internal Revenue Code and (ii) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.



                          EXCHANGE OF INVESTOR SHARES

                 The Fund offers two convenient ways to exchange Investor Shares in the Fund for Investor Shares in another investment portfolio of the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the investment portfolio into which the exchange will occur, which is available without charge and can be obtained by writing to Furman Selz, Mutual Fund Department 237 Park Avenue, Suite 910, New York, New York 10017, or by calling 1-800-662-8417. A shareholder may not exchange Investor Shares of one portfolio for Investor Shares of another portfolio if both or either are not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time.


                 Investor B shares may only be exchanged for Investor B shares of another investment portfolio.


                 A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by the Trust in good order, plus any applicable sales charge.

                 An exchange is taxable as a sale of a security; however, if the Fund maintains a net asset value of $1.00 per share, no gain or loss would be realized upon an exchange of Fund shares. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.


                 In the case of transactions subject to an initial sales charge, the sales charge will be assessed on an exchange of Investor Shares, equal to the excess of the sales load applicable to the Investor Shares to be acquired over the amount of any sales load previously paid on the Investor Shares to be exchanged. No service fee is imposed. See "Dividends, Distributions and Federal Income Tax" for an explanation of circumstances in which a sales load paid to acquire Investor Shares of the Fund may not be taken into account in determining gain or loss on the disposition of those Investor Shares.



                 Any applicable CDSC payable upon redemption of shares exchanged will be that imposed by the Fund in which shares were initially purchased and will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund.



                 In addition, Institutional Shares of the Fund may be exchanged for Investor Shares of the Fund in connection with the distribution of assets held in a qualified trust, agency or custodial account maintained with the trust department of a First Interstate or other bank, trust company or thrift institution, or in other cases where Institutional Shares are not held in such qualified accounts. Similarly, Investor Shares may be exchanged for Institutional Shares (not described in this prospectus) of the Fund if the shares are to be held in such a qualified trust, agency or custodial account. These exchanges are made without a sales charge at the net asset value of the respective share classes.



                 Exchange by Mail. To exchange Investor Shares of the Fund by mail, simply send a letter of instruction to Furman Selz. The letter of instruction must include: (i) your account number, (ii) the Fund (and class) from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by an eligible guarantor institution including a member of a national securities exchange or by a commercial bank or trust company, broker-dealers, credit unions and savings associations.



                 Exchange by Telephone. To exchange Investor Shares of the Fund by telephone, or if you have any questions, simply call the Trust at 1-800-662-8417. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the name of the portfolio (and class) from and the portfolio into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Fund. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Investor Fund Shares -- By Telephone" for a discussion of telephone transactions generally.

                         REDEMPTION OF INVESTOR SHARES


                 Shareholders may redeem their Investor Shares, in whole or in part, on any Business Day. Investor Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received and accepted by the Trust. Although redemption proceeds may, in the case of Investor B shares, be subject to any applicable contingent deferred sales charge, as described below (See "Contingent Deferred Sales Charge" above. See also "Fund Share Valuation.") A redemption may be a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be recognized on a redemption of shares of the Fund because the Fund seeks to maintain a net asset value of $1.00 per share.


                 Where the Investor Shares to be redeemed have been purchased by check, the Trust may delay payment of the redemption proceeds until the purchasing check has cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the Investor Shares are redeemed, dividends on the Investor Shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

                 Once the Investor Shares are redeemed, the Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next Business Day. The Fund may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Fund may suspend redemptions or postpone payment dates.

                 To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Trust has no present intention to do so, it reserves the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers or U.S. mail. The services offered by the Fund may be modified or terminated at any time. If the Fund terminates any particular service, they will do so only after giving written notice to shareholders.

                 You may redeem your Investor Shares using any of the following methods:

                 Through an Authorized Broker, Investment Advisor or Service Organization. You may redeem your Investor Shares by contacting your broker or investment advisor and instructing him or her to redeem your Investor Shares. He or she will then contact PFD Inc. and place a redemption trade on your behalf. He or she may charge you a fee for this service.


                 By Mail. You may redeem your Investor Shares by sending a letter directly to the Fund. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming Investor Shares; (ii) your account number, (iii) the dollar or share amount and class of shares to be redeemed; (iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution including a member of a national securities exchange or a commercial bank or trust company, broker-dealers, credit unions and savings associations. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.



                 By Telephone. You may redeem your Investor Shams by calling the Fund toll free at 1-800-662-8417. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming Investor Shares; and (iii) the amount and class of shares to be redeemed. The conversation may be recorded to protect you and the Fund. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Fund requires some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions.


                 By Wire. You may redeem your Investor Shares by contacting the Fund by mail or telephone and instructing them to send a wire transmission to your personal bank.


                 Your instructions should include: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming Investor Shares; and (iii) the amount and class of shares to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on your Purchase Application, and a copy of a void check from the account where proceeds are to be wired is attached to the Purchase Application. Your bank may charge you a fee for receiving a wire payment on your behalf.

                 The above-mentioned services "By Telephone" and "By Wire" are not available for IRAs and trust clients of an affiliate of First Interstate Bancorp.

                 Systematic Withdrawal Plan. An owner of $10,000 or more of Investor Shares of the Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of Investor Shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the Investor Shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

                 Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, the Fund reserves the right to redeem, on not less than 30 days' notice, an account in the Fund that has been reduced by a shareholder to $500 or less. However, if during the 30-day notice period the shareholder purchases sufficient Investor Shares to bring the value of the account above $500, this restriction will not apply.

                 Redemption in Kind. All redemptions of Investor Shares of the Fund shall be made in cash, except that the commitment to redeem Investor Shares in cash extends only to redemption requests made by each shareholder of the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Fund that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage charges.

                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX

                 The Fund intends to qualify annually and to elect to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, the Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.

                 The Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Fund will declare distributions of investment company income daily and pay those dividends monthly. The Fund intends to distribute, at least annually, substantially all net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will first be applied against capital gains.

                 Distributions will be paid in additional shares of the Fund based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, which is received by Furman Selz not less than five full business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month.

                 Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

                 Distributions of investment company taxable income (regardless of whether derived from dividends, interest or net short-term capital gains) will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains designated by the Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

                 Earnings of the Fund not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, the Fund intends to comply with this distribution requirement.

                 A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund during October, November, or December of that year to shareholders of record in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                 The dividends paid by the Fund are not expected to qualify for the dividends-received deduction available to corporations.

                 The Fund may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where the Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                 Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisors as to the Federal, state and local tax consequences of ownership of shares of the Fund in their particular circumstances.


                 Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and new shares of the Fund or of another investment portfolio of the Trust are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.


               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

                 U.S. Treasury Obligations. U.S. Treasury securities are obligations issued by the U.S. Treasury. U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds.

                 Stripped Obligations. The Fund may invest in U.S. Treasury obligations offered under the STRIPS or CUBES programs. Such obligations may represent future interest or principal payments. These stripped securities are direct obligations of the U.S. Government and clear through the Federal Reserve book-entry system. Stripped securities are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

                 Securities Issued by Other Investment Companies. The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Advisor or any other affiliate of First Interstate Bancorp. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Fund bears directly in connection with its own operations, and may represent a duplication of fees to shareholders of the Fund. The Fund may only invest in investment companies which restrict their portfolio investments solely to the same investment instruments that are permissible investments for the Fund.

                            INVESTMENT RESTRICTIONS

                 The Fund has adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the Fund's outstanding shares. The following description summarizes several of the Fund's fundamental restrictions, which are set forth in full in the SAI.

                   The Fund may not:

         1. Purchase securities (except U.S. Government securities and repurchase agreements collateralized by such securities) if more than 5% of its total assets at the time of purchase will be invested in securities of any one issuer, except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

         2. Subject to the foregoing 25% exception, purchase more than 10% of the outstanding voting securities of any issuer.

         3. Invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry.

         4. Borrow money except in amounts up to 10% of the value of its total assets at the time of borrowing.

         If a percentage restriction on the investment or use of assets set forth in this Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation, however, the Fund will not at any time have more than 10% of its respective net assets invested in illiquid securities.

                               OTHER INFORMATION

CAPITALIZATION

         Pacifica Funds Trust (formerly Fund Source) was organized as a Massachusetts business trust on July 17, 1994. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Fund are fully paid, non-assessable and freely transferable.


         The Board of Trustees has authorized the issuance of five classes of shares in the Fund -- Investor, Investor B Shares, Service Shares and Institutional Shares. Each share of the Fund represents an equal proportionate interest in the Fund with other shares of the same class and is entitled to cash dividends and distributions earned on such shares as are declared in the discretion of the Board of Trustees.



         The Fund's Institutional and Service Shares and Investor Classes of Shares bear their pro rata portion of all operating expenses paid by the Fund except for the distribution payments, Service Organization fees and other "class" expenses that are allocated to a particular share class. The Board of Trustees has not approved a Distribution Plan with respect to Institutional Shares. The Fund may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's outstanding Institutional Shares owned by shareholders with whom a Service Organization has a servicing relationship. Because of the "class expenses," the performance of the Fund's Institutional and Service Shares is expected to be higher than the performance of its Investor Classes of Shares. The Trust offers various services and privileges in connection with its Investor Shares that are not offered in connection with its Institutional or Service Shares, including an automatic investment plan, automatic withdrawal plan and, with respect to certain portfolios, checkwriting. For information regarding the Fund's Institutional and Service Shares, contact Furman Selz at 1-800-662-8417 or your Service Organization.


         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust.

The Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder of the Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations and should be considered remote.

VOTING


         Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Fund's shareholders, but in the event that a special meeting is held, shareholders of each portfolio offered by the Trust will be entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not on a portfolio-by-portfolio basis, except as required by the 1940 Act or other applicable law. It is contemplated that, as required by the 1940 Act, the shareholders of a portfolio will vote separately on a portfolio-by-portfolio basis on matters relating to a particular portfolio's investment advisory agreement or changes in a portfolio's fundamental investment limitations, and on other matters where the interests of the respective portfolios are not substantially identical. Similarly, shareholders of each portfolio will vote in the aggregate and not by class unless the Trustees determine that the matter to be voted on affects only the interests of the holders of a particular class of the Fund's shares. Shareholders of a class will have exclusive voting rights with respect to the distribution plan applicable to that class of shares. Voting rights are not cumulative.


         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with such meeting to comply with the shareholders' communications provisions of Section 16 (c) of the 1940 Act.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. For purposes of the 1940 Act, any person who owns either directly or through one or more controlled companies more than 25 percent of the voting securities of a company is presumed to "control" such company. Under this definition, First Interstate Bancorp and its affiliates may be deemed to be controlling persons of the Trust.

PERFORMANCE INFORMATION


         The Fund may, from time to time, include yield data in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yields of the Fund are mandated by the SEC. Yield and Total Return are calculated separately for each class of share.


         Quotations of "yield" for the Fund will be based on the income received by a hypothetical investment (less a pro-rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

         "Effective yield" for the Fund is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends.

         Quotations of yield reflect only the performance of the Fund during the particular period on which the calculations are based. Yield and effective yield for the Fund will vary based on changes in market conditions, the level of interest rates and the level of the expenses of the Fund and no reported performance figure should be considered an indication of performance which may be expected in the future.

         For purposes of comparison, the Fund may, from time to time, quote performance information from IBC/Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746. IBC/Donoghue's MONEY MARKET AVERAGE is a widely recognized index of money market fund performance. Figures reflect average yields of all taxable money funds included in IBC/Donoghue's index. IBC/Donoghue's 100% U.S. TREASURY MONEY FUND AVERAGE is a component of this average and reflects average yields of all taxable U.S. Treasury money funds. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield for the Fund, see "Other Information -- Performance Information" in the SAI.

ACCOUNT SERVICES

         All transactions in shares of the Fund will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Fund has been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

SHAREHOLDER INQUIRIES

         All shareholder inquiries should be directed to the Fund at 237 Park Avenue, Suite 910, New York, New York 10017.

         General and Account Information:  (800) 662-8417.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY FIRST INTERSTATE BANCORP OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

         AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

INVESTMENT ADVISOR
First Interstate Capital Management, Inc.
7501 East McCormick Parkway
Scottsdale, Arizona  85258

ADMINISTRATOR
Furman Selz Incorporated
230 Park Avenue
New York, New York  10169

DISTRIBUTOR
Pacifica Funds Distributor Inc.
230 Park Avenue
New York, New York  10169

CUSTODIAN
First Interstate Bank of California
707 Wilshire Boulevard
Los Angeles, California  90017

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York  10019

                              PACIFICA FUNDS TRUST

                       (INVESTOR A AND INVESTOR B SHARES)


                   237 PARK AVENUE, NEW YORK, NEW YORK 10017
                        GENERAL AND ACCOUNT INFORMATION:
                                 (800) 662-8417

                  FIRST INTERSTATE CAPITAL MANAGEMENT, INC. -
                               INVESTMENT ADVISOR
                           ("FICM" OR THE "ADVISOR")

              FURMAN SELZ INCORPORATED - ADMINISTRATOR AND SPONSOR
                        ("FURMAN SELZ" OR THE "SPONSOR")

                 PACIFICA FUNDS DISTRIBUTOR INC. - DISTRIBUTOR
                       ("PFD INC." OR THE "DISTRIBUTOR")



         Pacifica Funds Trust (the "Trust") is an open-end investment company (a mutual fund) that offers a selection of separate investment portfolios.
This Prospectus describes the Investor A and Investor B Shares of the following portfolio (the "Fund"):


         -       Pacifica 100% U.S. Treasury Money Market Fund

         This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund and should be read and retained for information about the Fund. A Statement of Additional Information (the "SAI"), dated February __, 1996 (which may be revised from time to time), containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address or information number printed above.

         AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FIRST INTERSTATE OR OTHER BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
              THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
                SECURITIES COMMISSION NOR HAS THE SECURITIES AND
                  EXCHANGE COMMISSION OR ANY STATE SECURITIES
                COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                 OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

               THE DATE OF THIS PROSPECTUS IS FEBRUARY __, 1996.

                              TABLE OF CONTENTS

                                                                        PAGE
HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6

FEE TABLE - INVESTOR SHARES . . . . . . . . . . . . . . . . . . . . . .    6

THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8

INVESTMENT POLICIES AND PRACTICES OF THE FUND . . . . . . . . . . . . .    8

RISKS OF INVESTING IN THE FUND  . . . . . . . . . . . . . . . . . . . .    8

MANAGEMENT OF THE FUND  . . . . . . . . . . . . . . . . . . . . . . . .    9

FUND SHARE VALUATION  . . . . . . . . . . . . . . . . . . . . . . . . .   13

MINIMUM PURCHASE REQUIREMENTS . . . . . . . . . . . . . . . . . . . . .   13

PURCHASE OF INVESTOR CLASS A AND B SHARES . . . . . . . . . . . . . . .   13

INDIVIDUAL RETIREMENT ACCOUNTS  . . . . . . . . . . . . . . . . . . . .   14

ALTERNATIVE PURCHASE ARRANGEMENTS . . . . . . . . . . . . . . . . . . .   15

PRICING OF INVESTOR A SHARES  . . . . . . . . . . . . . . . . . . . . .   16

PRICING OF INVESTOR B SHARES  . . . . . . . . . . . . . . . . . . . . .   19

CONVERSION FEATURE - INVESTOR B SHARES  . . . . . . . . . . . . . . . .   21

EXCHANGE OF INVESTOR SHARES . . . . . . . . . . . . . . . . . . . . . .   22

REDEMPTION OF INVESTOR SHARES . . . . . . . . . . . . . . . . . . . . .   24

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX . . . . . . . . . . . .   27

DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES  . . . . . . . . . .   29

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . .   29

OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .   30

                                   HIGHLIGHTS

INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

         The investment objective of the 100% U.S. Treasury Securities Money Market Fund is to seek as high a level of current income as is consistent with liquidity and maximum safety of principal. The Fund pursues this objective by investing exclusively in obligations of the U.S. Treasury which are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and which have remaining maturities not exceeding 397 days.

         For additional information concerning the investment policies, practices and risk considerations of the Fund, see "The Fund," "Investment Policies and Practices of the Fund" and "Risks of Investing in the Fund" in this Prospectus.

RISKS OF INVESTING IN THE FUND

         The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so. The Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high quality U.S. Treasury securities in which the Fund invests. The Fund's performance will fluctuate based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, interest rate levels and general market conditions.

         There is no assurance that the Fund will achieve its investment objective.

MANAGEMENT OF THE FUND

         First Interstate Capital Management, Inc. acts as investment advisor to the Fund. For its services, the Advisor is entitled to receive a fee from the Fund at an annual rate based on the Fund's average daily net assets. See "Fee Table -- Investor Shares" and "Management of the Fund" in this Prospectus.

         Furman Selz acts as administrator and sponsor to the Fund. Furman Selz provides certain management and administrative services to the Fund, and is entitled to receive a fee from the Fund at an annual rate based on the Fund's average daily net assets. PFD Inc. distributes the Fund's shares and may be reimbursed for certain of its distribution-related expenses.

         Fees and expenses charged to the Fund are outlined on page __ of this Prospectus.

GUIDE TO INVESTING IN THE PACIFICA FAMILY OF FUNDS

         Purchase orders for the Fund received by your broker or Service Organization in proper order by 4:15 p.m., Eastern time, and transmitted to the Trust prior to 5:00 p.m. Eastern time will become effective that day.

         -       MINIMUM INITIAL INVESTMENT . . . . . . . . . . . . . . . . . . . . .   $500
         -       MINIMUM INITIAL INVESTMENT FOR IRAS  . . . . . . . . . . . . . . . .   $250
         -       MINIMUM SUBSEQUENT INVESTMENT  . . . . . . . . . . . . . . . . . . .   $ 50


         - The Fund offers Alternative Purchase Arrangements. Consider whether to purchase Investor A Class or Investor B Class of Shares. See "Alternative Purchase Arrangement."



                 Investor A Shares are sold with an initial sales charge of up to 4 1/2% of the offering price.



                 Investor B Shares are sold without an initial sales charge but are subject to a contingent deferred sales charge or CDSC (declining from 5% to zero of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase. Investor B Shares are subject to higher ongoing distribution fees than Investor A Shares; however, Investor B Shares will automatically convert to Investor A Shares, which are subject to lower distribution fees, approximately eight years after purchase.




         Shareholders may exchange Investor Shares of the same class between Funds by telephone or mail.


         -       MINIMUM INITIAL EXCHANGE . . . . . . . . . . . . . . . . . . $500
                          (No minimum for subsequent exchanges.)

         Shareholders may redeem Investor Shares by telephone, mail or wire.

         - The Fund reserves the right upon not less than 30 days' notice to redeem involuntarily all the Investor Shares in an investor's account which have an aggregate value of $500 or less for any particular Fund.

         (The above redemption services are not available for IRAs and trust clients of First Interstate Bancorp and its affiliates.)

         All dividends and distributions will be automatically reinvested at net asset value in additional Investor Shares of the Fund unless cash payment is requested.

         -       Distributions for the Fund are paid monthly.

         For additional information on how to purchase and redeem Investor Shares of the Fund, see "Purchase of Investor Shares," "Exchange of Investor Shares" and "Redemption of Investor Shares."

                                 FUND EXPENSES

         The following table lists the costs and expenses that an investor will incur either directly or indirectly as an Investor shareholder of the Fund.
The information is based on estimated amounts for the initial fiscal year of the Fund.

                          FEE TABLE - INVESTOR SHARES


                                                                                     Class A          Class B
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price)  . . . . . . . . . . . . . . . .        4 1/2%          None
     Maximum Sales Load Imposed on Reinvested
         Dividends (as a percentage of offering price)  . . . . . . . . . . .        None            None
     Deferred Sales Load (as a percentage of
         redemption proceeds) . . . . . . . . . . . . . . . . . . . . . . . .        None            5% during first year,
                                                                                                     decreasing to 4% during the
                                                                                                     second and third years and
                                                                                                     decreasing by 1% each year
                                                                                                     thereafter until 0% in the
                                                                                                     seventh year.+

     Redemption Fees        . . . . . . . . . . . . . . . . . . . . . . . . .        None            None
     Exchange Fee           . . . . . . . . . . . . . . . . . . . . . . . . .        None            None
ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees        . . . . . . . . . . . . . . . . . . . . . . . . .        .30%             .30%
                                                                                     ----            -----
     12b-1 Fees*            . . . . . . . . . . . . . . . . . . . . . . . . .        .25%            1.00%
                                                                                     ----            -----
     Other Expenses (after waivers)** . . . . . . . . . . . . . . . . . . . .        .25%             .25%
                                                                                     ----            -----
TOTAL FUND OPERATING EXPENSES:
     (after waivers)***     . . . . . . . . . . . . . . . . . . . . . . . . .        .80%            1.55%
                                                                                     ----            -----


-----------------------

*        Under rules of the National Association of Securities Dealers, Inc.
         (the "NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes. Because a 12b-1 fee is an annual fee charged against the assets of the Fund, long-term shareholders may indirectly pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the rules of the NASD. See "Management of the Fund -- The Sponsor and Distributor."

**       Other Expenses (before waivers) would be ____% and are estimated.

***      Total Fund Operating Expenses (before waivers) would be ____%.


+ Class B Shares will automatically convert to Class A Shares approximately eight years after purchase.


         The purpose of this table is to assist shareholders in understanding the various costs and expenses that an investor in the Fund's Investor Shares will bear. The table does not reflect any charges that may be imposed by a First Interstate Bank or other institutions directly on their customer accounts in connection with investments in the Fund.

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at
the end of each time period:                                        1 year    3 years
                                                                    -----     -------
Investor A Shares . . . . . . . . . . . . . . . . . . . .           $         $
Investor B Shares . . . . . . . . . . . . . . . . . . . .


You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) assuming no
redemption at the end of each time period:                          1 year    3 years
                                                                    -----     -------

Investor A Shares . . . . . . . . . . . . . . . . . . . .           $         $
Investor B Shares . . . . . . . . . . . . . . . . . . . .


-----------------------

* THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                                    THE FUND

         The Fund is a portfolio of a Massachusetts business trust, Pacifica Funds Trust, organized under the laws of the Commonwealth of Massachusetts as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Fund and elects the officers of the Fund.

                 INVESTMENT POLICIES AND PRACTICES OF THE FUND

         The investment objective of the Fund is to provide investors with as high a level of current income as is consistent with liquidity and maximum safety of principal. The SAI contains the specific investment restrictions which govern the Fund's investments. Those restrictions and the Fund's investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the Fund. Except for the objectives and those restrictions specifically identified as fundamental all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, which means that the Board of Trustees may change them without shareholder approval. The Advisor selects investments and makes investment decisions based on the investment objective and policies of the Fund.

         The Advisor selects only those U.S. dollar-denominated debt instruments for the Fund which meet the high quality, credit risk standards established by the Fund's Board of Trustees. The Fund will not maintain a dollar-weighted average portfolio maturity that exceeds 90 days nor purchase any instrument with a remaining maturity of greater than 397 calendar days.

         The Fund restricts its investment to U.S. Treasury securities. Securities issued by the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. It should be noted that neither the United States Government, nor any agency or instrumentality thereof, has guaranteed, sponsored or approved the Fund or its shares. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity and/or of lesser quality which are more subject to market volatility.

         The types of securities and investment practices used by the Fund are described in greater detail under the section "Description of Securities and Investment Practices" on pages _______ of this Prospectus.

                         RISKS OF INVESTING IN THE FUND

         The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so. The Fund's performance will fluctuate based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, interest rate levels and general market conditions.

                             MANAGEMENT OF THE FUND

         The business and affairs of the Fund are managed under the direction of the Board of Trustees. The Trustees are Dennis W. Draper, Joseph N. Hankin, John E. Heilmann, Jack D. Henderson and Richard A. Wedemeyer. Information about the Trustees, as well as the Fund's executive officers, may be found in the SAI under the heading "Management Trustees and Officers."

THE ADVISOR:  FIRST INTERSTATE CAPITAL MANAGEMENT, INC.

         First Interstate Capital Management, Inc., 7501 E. McCormick Parkway, Scottsdale, Arizona 85258, serves as investment advisor to the Trust. FICM manages the investment and reinvestment of the assets of the Fund and continuously reviews, supervises and administers the Fund's investments. The Advisor is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion.

         FICM is a wholly-owned subsidiary of First Interstate Bank of California, which is the largest banking subsidiary of First Interstate Bancorp, a multi-bank holding company. First Interstate Bancorp provides financial products and services marketed at the local level to nearly five million households in over 500 communities in 13 western states.

         For the advisory services it provides to the Fund, FICM is entitled to receive from the Fund fees, payable monthly, at the annual rate of 0.30% of the first $500 million of the Fund's average daily net assets, 0.25% of the next $500 million of the Fund's average daily net assets, and 0.20% of the Fund's average daily net assets in excess of $1 billion.

THE SPONSOR AND DISTRIBUTOR

         Furman Selz Incorporated, 230 Park Avenue, New York, New York 10169, acts as Sponsor of the Fund. Furman Selz is primarily an institutional brokerage firm with memberships on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges. Furman Selz also serves as administrator and distributor of other mutual funds. Pacifica Funds Distributor Inc. is an affiliate of Furman Selz and was organized specifically to distribute shares of the Trust; however, offers and sales of shares of the Trust will be made only through Furman Selz or other registered (or exempt) dealers.


         Under separate Distribution Plans (the "Plans") adopted by the Fund for its Investor Shares, the Fund may pay directly or reimburse PFD Inc. monthly (subject to a limit of 0.25% per annum of the average daily net asset value of the outstanding Investor A Shares of the Fund and 1.00% per annum in the case of Investor B Shares) as compensation for services and expenses of PFD Inc. in connection with the distribution of Investor Shares of the Fund. These costs and expenses include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (ii) expenses of sales employees or agents of PFD Inc., including salary, commissions, travel and related expenses;
(iii) payments to broker-dealers and financial institutions for services in connection with the distribution of Investor Shares, including sales commissions and fees calculated with reference to the average daily net asset value of Investor Shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees; (iv) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (v) such other similar services as the Fund determines to be reasonably calculated to result in the sale of Investor Shares of the Fund. The Fund will pay all costs and expenses in connection with the preparation, printing and distribution of prospectuses to current shareholders and the operation of its Plan, including related legal and accounting fees. Under the Plan for each class of Investor Shares, up to .25 of 1% of the average daily net assets of the respective classes may be used to pay for personal service and/or maintenance of shareholder accounts. Distribution expenses attributable to the sale of the Investor Shares of the Fund will be allocated between the Class A and Class B shares based upon the ratio of sales of each class to the sales of these two classes of Shares of the Fund, other than expenses which are directly allocable to a particular class. The distribution fee and initial sales charge of one class will not be used to subsidize the sale of another class. The Fund will not be liable for distribution expenditures made by PFD Inc. in any given year in excess of the maximum annual amount payable under the Plan for that Fund.


         PFD Inc. may from time to time pay a bonus or other incentive to dealers which employ registered representatives who sell a minimum dollar amount of Investor Shares of the Fund and/or other funds distributed by Furman Selz or PFD Inc. during a specific period of time. Such bonus or other incentive will take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or other bonuses, such as gift certificates or the cash equivalent of such bonuses. PFD Inc. has established such a special promotional incentive program with First Interstate Securities, Inc.


         PFD Inc. receives a percentage of the initial sales charge on the sale of Investor A shares and receives any contingent deferred sales charge paid on redemptions on Investor B shares.


ADMINISTRATIVE SERVICES

         The Fund has also entered into an Administrative Services Contract with Furman Selz pursuant to which Furman Selz provides certain management and administrative services necessary for the Fund's operations including: (i) general supervision of the operation of the Fund including coordination of the services performed by the Fund's investment advisor, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's Officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. For these services, Furman Selz is entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the Fund. Pursuant to a Services Agreement with the Trust, Furman Selz assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15.00 per account per year plus out-of-pocket expenses. Pursuant to the Fund Accounting Agreement with the Trust, Furman Selz assists the Trust in calculating net asset values and provides certain other accounting services for the Fund for an annual fee of $30,000 per Fund plus out-of-pocket expenses.

SERVICE ORGANIZATIONS

         Various banks (including banks affiliated with First Interstate Bancorp), trust companies, broker-dealers (other than the Sponsor) or other financial organizations (collectively, "Service Organizations") also may provide administrative services with respect to the Fund's Institutional Shares, such as maintaining shareholder accounts and records. The Fund may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the average daily net asset value of the outstanding Investor Shares of the Fund owned by shareholders with whom a Service Organization has a servicing relationship. These fees will be home entirely by the Fund's Investor Shares.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest a specified amount in the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

OTHER EXPENSES

         The Fund bears all costs of its operations other than expenses specifically assumed by Furman Selz, PFD Inc. or the Advisor. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Fund's portfolio securities; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Fund's portfolio securities and pricing of the Fund's shares; expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. The Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five-year period from the commencement of the Fund's operations. See "Management" in the SAI for additional information on expenses borne by the Fund. Trust expenses directly attributable to a particular Fund are charged to that Fund, and expenses attributable to a particular class of shares of the Fund (such as Service Organization fees) are charged to that class. Other expenses are allocated proportionately among all of the investment portfolios in the Trust in relation to the net assets of each portfolio or by other means deemed fair and equitable by the Board of Trustees.

PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Contract, the Advisor places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion.

         In effecting purchases and sales of portfolio securities for the account of the Fund, the Advisor will seek the best execution of the Fund's orders. Purchases and sales of debt securities are generally placed by the Advisor with primary market makers for these securities on a net basis, i.e., without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of the order, sale of Fund shares by the broker-dealer, and research provided to the Advisor by the broker-dealer. The Advisor may cause the Fund to pay commissions higher than another broker-dealer would have charged if the Advisor believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Advisor.

                              FUND SHARE VALUATION

         The net asset value of each class of shares of the Fund is calculated at 4:15 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for trading (a "Business Day"), which excludes the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share for each class of shares is computed by dividing the value of the Fund's assets allocable to a particular class, less the liabilities charged to that class by the total number of the outstanding shares of that class. All expenses, including fees paid to the Advisor, Furman Selz and PFD Inc., are accrued daily and taken into account for the purpose of determining the net asset value.

         The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the SAI for a more complete description of the amortized cost method.

                         MINIMUM PURCHASE REQUIREMENTS

         The minimum initial investment in the Fund is $500, except that the minimum is $250 for an IRA. Any subsequent investments must be at least $50, including an IRA investment. All initial investments should be accompanied by a completed Purchase Application. A separate application is required for IRA investments.


                   PURCHASE OF INVESTOR CLASS A AND B SHARES


         The following purchase procedures do not apply to certain trust or other accounts that are managed by First Interstate Bancorp, its subsidiaries or affiliates. An account customer should consult his or her account officer for proper instructions.


         All funds received by the Trust are invested in full and fractional Investor Shares of the Fund. Certificates for Investor A or B Shares are not issued. Furman Selz maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Fund reserves the right to reject any purchase.



         After deciding whether to purchase Investor A or Investor B class of shares (See ALTERNATIVE PURCHASE ARRANGEMENTS, below), an investment may be made using any of the following methods:

         Through an Authorized Broker, Investment Advisor or Service Organization. Investor A and B Shares are available to new and existing shareholders through authorized brokers, investment advisors and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment advisor or Service Organization with instructions as to the amount (and class of shares) you wish to invest. Your broker will then contact the Fund to place the order on your behalf on that day.


         Orders received by your broker or Service Organization for the Fund in proper order prior to the determination of the Fund's net asset value and transmitted to the Trust prior to the close of its business day (which is currently 5:00 p.m., Eastern time), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

         By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is.
Your bank will normally charge you a fee for handling the transaction. To purchase Investor Shares by a Federal funds wire, please first contact Furman Selz Mutual Funds Client Services. They will establish a record of information for the wire to ensure its correct processing. You can reach the Wire Desk at 1-800-662-9417.

         Have your bank wire funds using the following instructions: Fiduciary Trust Company

                 Kansas City, MO 64105
                 ABA #1010-0362-1
                 Account #7527950
                 Further Credit to:  Fund Name

         As long as you have read the Prospectus, you may establish a new regular account through the Wire Desk; IRAs may not be opened in this way.
When new accounts are established by wire, the distribution options will be set to reinvest and the social security or tax identification number ("TIN") will not be certified until a signed application is received. Completed applications should be forwarded immediately to the Fund. With the Purchase Application, the shareholder can specify other distribution options and add any special features offered by the Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to 31% Federal tax withholding.

         Automatic Investment Program. An eligible shareholder may also participate in the Pacifica Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $50 on either the fifth or twentieth day of each month into their established Fund accounts. Contact the Trust at 1-800-662-8417 for more information about the Pacifica Automatic Investment Program.

                         INDIVIDUAL RETIREMENT ACCOUNTS


The Fund may be used as a funding medium for IRAs. Investor Class A and B Shares may also be purchased for IRAs established with an affiliate of First Interstate Bancorp or other authorized custodians. In addition, an IRA may be established through a custodial account with Investors Fiduciary Trust Company. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. A $5.00 establishment fee and an annual $12.00 maintenance and custody fee is payable with respect to each IRA, and there will be a $10.00 termination fee when the account is closed. For more information, call the Fund at 1-800-662-8417.



                       ALTERNATIVE PURCHASE ARRANGEMENTS



The Fund offers two classes of shares in this prospectus (Investor Class A and Investor Class B Shares) so shareholders may choose between two alternative sales charge arrangements.



Investor A Shares are offered with a sales charge at the time of purchase and are subject to and an on-going distribution fee at an annual rate of 0.25% of average daily net assets. The distribution fee is paid by the Fund. The initial sales charge is a maximum of 4 1/2% and is waived or reduced for certain purchases.



Investor B Shares are offered without an initial sales charge but are subject to a contingent deferred sales charge of 5% which declines to zero after six years. Investor B shares are also subject to an on-going distribution fee at an annual rate of 1.00% of average daily net assets; this fee is paid by the Fund. Class B shares automatically will invest to Class A shares approximately eight years after a purchase.



The two classes of shares represent an interest in the same portfolio of investments of the Fund and have the same rights, except that (i) each class bears the separate expenses of its Rule 12b-1 distribution and service plan,
(ii) each class has exclusive voting rights with respect to its plan, and (iii) only Class B shares have a conversion feature. The two classes also have separate exchange privileges. See "Exchange of Investor Shares" below. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee of each class. Class B shares bear the expenses of a higher distribution fee which will generally cause it to have higher expense ratios and to pay lower dividends than the Class A shares.



In selecting a purchase alternative, you should consider, among other things,
(1) the length of time you expect to hold your investment, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and distribution-related fees, as noted above, (3) whether you qualify for any reduction or waiver of any applicable sales charge, (4) the various exchange privileges among the different classes of shares (see "Exchange of Investor Shares" below) and (5) the fact that Class B shares automatically convert to Class A shares approximately eight years after purchase (see "Conversion Feature -- Class B shares" below).



         The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to the fund:



         If you intend to hold your investment for more than 6 years, you should consider purchasing Class A shares over Class B shares regardless of whether or not you qualify for a reduced sales charge on Class A shares.



         If you qualify for a reduced sales charge on Class A shares and you purchase Class B shares, you would have to hold your investment for more than __ years in the case of Class B shares for the higher cumulative annual distribution-related fee on those shares to exceed the initial sales charge plus cumulative annual distribution related fees on Class A shares. This does not take into account the time value of money which further reduces the impact of the higher Class B distribution-related fee on the investment, fluctuations in net asset value, the effect of the return on the investment over the period of time or redemptions during which the CDSC is applicable.



         ALL PURCHASES OF $1 MILLION OR MORE, EITHER AS PART OF A SINGLE INVESTMENT OR UNDER RIGHTS OF ACCUMULATION OR LETTER OF INTENT, MUST BE FOR CLASS A SHARES. SEE "REDUCTION AND WAIVER OF INITIAL SALES CHARGES" BELOW.



                          PRICING OF INVESTOR A SHARES



         Orders for the purchase of Investor A Shares will be executed at the net asset value per share plus any applicable sales charge (the "public offering price") next determined after an order has become effective. The sales charge on purchases of Investor A Shares of the Funds varies with the size of the purchase made according to the following schedule:


                                                                                              Amount of
                                                           Sales Charge as a                Sales Charge
                                                             Percentage of                  Reallowed to
                                                          -------------------               Dealers as a
                                                           Public      Net                  Percentage of
                                                          Offering    Amount                   Public
 Amount of Investment                                      Price     Invested              Offering Price
 --------------------                                     --------   --------              --------------
 Less than $100,000  . . . . . . . . . . . . . . . .       4.50%       4.71%                  4.00%
 $100,000 but less than $250,000 . . . . . . . . . .       3.50%       3.63%                  3.00%
 $250,000 but less than $500,000 . . . . . . . . . .       2.60%       2.67%                  2.25%
 $500,000 but less than $1,000,000 . . . . . . . . .       2.00%       2.04%                  1.75%
 $1,000,000 and over . . . . . . . . . . . . . . . .       None+       None+                  None+



---------------


+ There is no initial sales charge on purchases of $1 million or more; however, the Distributor pays investment dealers and financial institutions a commission from its own resources of 0.70% of the amount invested, and shareholders who redeem their Investor A Shares within one year of the date of purchase will be subject to a 1% contingent deferred sales charge for the purpose of reimbursing the Distributor for the commission paid.



         The initial sales load will not apply to Investor A Shares purchased by: (i) trust, investment management, advisory and fiduciary accounts managed or administered by First Interstate Bancorp, its subsidiaries and affiliates, or the Advisor pursuant to a written agreement; (ii) any person purchasing Investor A Shares with the proceeds of a distribution from a trust, investment management, advisory or other fiduciary account managed or administered by First Interstate Bancorp, its subsidiaries and affiliates, or the Advisor pursuant to a written agreement; (iii) any person purchasing Investor A Shares with the proceeds of a redemption from a mutual fund, other than an investment portfolio offered by the Trust, that was originally purchased with a sales load, (iv) Furman Selz or any of its affiliates; (v) Trustees or officers of the Funds; (vi) directors or officers of Furman Selz, the Advisor, or their affiliates or bona fide employees or former employees of any of the foregoing who have acted as such for not less than 90 days (including members of their immediate families and their retirement plans or accounts); or (vii) retirement accounts or plans for which a depository institution, which is a client or customer of the Advisor, Furman Selz or PFD Inc. serves as custodian or trustee, or to any trust, pension, Individual Retirement Account ("IRA"), spousal IRA, profit-sharing or other benefit plan for such persons so long as such Investor A Shares are purchased through PFD Inc. The initial sales load also does not apply to Investor A Shares sold to representatives of selling brokers and members of their immediate families. In addition, the initial sales load does not apply to sales to bank trust departments, acting on behalf of one or more clients, of Investor A Shares having an aggregate value equal to or exceeding $200,000.

         See "Dividends, Distributions and Federal Income Tax," for an explanation of circumstances in which a sales load paid to acquire Investor A Shares of a mutual fund may not be taken into account in determining gain or loss on the disposition of those Investor A Shares.



QUANTITY DISCOUNTS IN THE SALES CHARGES



         The following quantity discounts shall be available to: (a) an individual, his or her spouse, and their children under the age of 21, and any trust, pension, IRA, spousal IRA, profit sharing or other benefit plan for such persons; (b) a trustee or other fiduciary of a single trust estate or a single fiduciary account; (c) a pension, profit-sharing or other employee benefit plan qualified under Section 401 of the Internal Revenue Code of 1986, and (d) tax-exempt organizations under Section 501 (c) (3) of the Code.



         Right of Accumulation. The schedule of reduced sales charges will be applicable once the accumulated value of the account has reached $100,000. For this purpose, the dollar amount of the qualifying concurrent or subsequent purchase is added to the net asset value of any Investor A Shares of those investment portfolios of the Trust that are subject to a sales charge and are owned at the time of such purchase by the investor. The sales charge imposed on the Investor A Shares being purchased will then be at the rate applicable to the aggregate value of Investor A Shares owned and to be purchased by the investor. For example, if the investor held Investor A Shares valued at $100,000 and purchased an additional $20,000 of Investor A Shares (totalling an investment of $120,000), the sales charge for the $20,000 purchase would be at the next lower sales charge on the schedule (i.e., the sales charge for purchases over $100,000 but less than $250,000). There can be no assurance that investors will receive the cumulative discounts to which they may be entitled unless, at the time of placing their purchase order, the investors or their dealers make a written request for the discount. The cumulative discount program may be amended or terminated at any time. This particular privilege does not entitle the investor to any adjustment in the sales charge paid previously on purchases of Investor A Shares. If the investor knows that he will be making additional purchases of Investor A Shares in the future, he may wish to consider executing a Letter of Intent.



         Letter of Intent. The schedule of reduced sales charges is also available to investors who enter into a written Letter of Intent providing for the purchase, within a 13-month period, of Investor A Shares of a particular Fund. Investor A Shares of a Fund previously purchased during the 90-day period prior to the date of receipt by the Fund of the Letter of Intent which are still owned by the shareholder may also be included in determining the applicable reduction, provided the shareholder or the dealer notifies the Fund of such prior purchases.



         A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of investments over a 13-month period. Each investment made during the period will receive the reduced sales commission applicable to the amount represented by the goal as if it were a single investment. A number of Investor A Shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Fund in the name of the shareholder. The initial purchase under a Letter of Intent must be equal to at least 5% of the stated investment goal.



         The Letter of Intent does not obligate the investor to purchase, or a Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. The Fund is authorized by the shareholder to liquidate a sufficient number of escrowed Investor A Shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to PFD Inc., increase the amount of the stated goal. In that event, Investor A Shares purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase Investor A Shares pursuant to a Letter of Intent should carefully read the application for a Letter of Intent which is available from the Trust.



                          PRICING OF INVESTOR B SHARES



         Orders for the purchase of Investor B shares will be executed at the net asset value per share next determined after an order has become effective. There is no initial sales charge but redemptions of Investor B shares may be subject to a contingent deferred sales charge.



CONTINGENT DEFERRED SALES CHARGES



         Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 5% to zero over a six-year period. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your shares to an amount which is lower than the amount of all payments by you for shares during the preceding six years, in the case of Class B shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor. See "Management of the Fund " above and "Waiver of the Contingent Deferred Sales Charges -- Class B Shares" below.



         The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated form the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. See "How to Exchange Your Shares." The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:




                                  YEAR SINCE                          CONTINGENT DEFERRED SALES CHARGE
                            PURCHASE PAYMENT MADE                    AS A PERCENTAGE OF DOLLARS INVESTED
                                                                             OR REDEMPTION PROCEEDS
                 First  . . . . . . . . . . . . . . . . .                            5.0%
                 Second . . . . . . . . . . . . . . . . .                            4.0%
                 Third  . . . . . . . . . . . . . . . . .                            4.0%
                 Fourth . . . . . . . . . . . . . . . . .                            3.0%
                 Fifth  . . . . . . . . . . . . . . . . .                            2.0%
                 Sixth  . . . . . . . . . . . . . . . . .                            1.0%
                 Seventh  . . . . . . . . . . . . . . . .                            None



                 In determining whether a CDSC is applicable to a redemption, the calculation will be made in the following manner. It will be assumed that the redemption is made first of amounts representing the cost of shares held beyond the applicable CDSC period; then of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value above the total amount of payments for the purchase of Fund shares made within the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.



                 For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decided to redeem $500 of your investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per shares, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

                 For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.



                 WAIVER OF THE CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy (with rights of survivorship), or a trust, at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability.



                 The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a tax-deferred retirement plan, an IRA or
Section 405(b) custodial account. These distributions include: (i) in the case of a tax-deferred retirement plan, a lump-sum or other distribution after retirement; (ii) in the case of an IRA or Section 405(b) custodial account, a lump-sum or other distribution after attaining age 59 1/2; and (iii) a tax-free return of an excess contribution or plan distributions following the death or disability of the shareholder, provided that the shares were purchased prior to death or disability. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following separation from service (i.e., following voluntary or involuntary termination of employment or following retirement). Under no circumstances will the CDSC be waived on redemption resulting from the termination of a tax-deferred retirement plan, unless such redemptions otherwise qualify for a waiver as described above. In addition, the CDSC will be waived on redemptions of shares held by Trustees of the Fund.



                 You must notify the Fund's Transfer Agent either directly or through your broker or service organization, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. See "Waiver of the Contingent Deferred Sales Charge -- Class B Shares" in the Statement of Additional Information.



                    CONVERSION FEATURE -- INVESTOR B SHARES



                 Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Conversions will be effected at relative net asset value without the imposition of any additional sales charge.



                 Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be same, you may receive fewer Class A shares than Class B shares converted. See "How the Fund Values its Shares."



                 For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year will not convert to Class A shares until approximately nine years from purchase. For purposes of measuring the time period ruing which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.



                 The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service
(i) that the dividends and other distributions paid on Class A and Class B shares will not constitute "preferential dividends" under the Internal Revenue Code and (ii) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.



                          EXCHANGE OF INVESTOR SHARES



                 The Fund offers two convenient ways to exchange Investor Shares in the Fund for Investor Shares in another investment portfolio of the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the investment portfolio into which the exchange will occur, which is available without charge and can be obtained by writing to Furman Selz, Mutual Fund Department 237 Park Avenue, Suite 910, New York, New York 10017, or by calling 1-800-662-8417. A shareholder may not exchange Investor Shares of one portfolio for Investor Shares of another portfolio if both or either are not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time.



                 Investor A shares may only be exchanged for Investor A shares of another investment portfolio. Investor B shares may only be exchanged for Investor B shares of another investment portfolio.

                 A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by the Trust in good order, plus any applicable sales charge.



                 An exchange is taxable as a sale of a security; however, if the Fund maintains a net asset value of $1.00 per share, no gain or loss would be realized upon an exchange of Fund shares. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.



                 In the case of transactions subject to an initial sales charge, the sales charge will be assessed on an exchange of Investor Shares, equal to the excess of the sales load applicable to the Investor Shares to be acquired over the amount of any sales load previously paid on the Investor Shares to be exchanged. No service fee is imposed. See "Dividends, Distributions and Federal Income Tax" for an explanation of circumstances in which a sales load paid to acquire Investor Shares of the Fund may not be taken into account in determining gain or loss on the disposition of those Investor Shares.



                 Any applicable CDSC payable upon redemption of shares exchanged will be that imposed by the Fund in which shares were initially purchased and will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund.



                 In addition, Institutional Shares of the Fund may be exchanged for Investor Shares of the Fund in connection with the distribution of assets held in a qualified trust, agency or custodial account maintained with the trust department of a First Interstate or other bank, trust company or thrift institution, or in other cases where Institutional Shares are not held in such qualified accounts. Similarly, Investor Shares may be exchanged for Institutional Shares (not described in this prospectus) of the Fund if the shares are to be held in such a qualified trust, agency or custodial account. These exchanges are made without a sales charge at the net asset value of the respective share classes.



                 Exchange by Mail. To exchange Investor Shares of the Fund by mail, simply send a letter of instruction to Furman Selz. The letter of instruction must include: (i) your account number, (ii) the Fund (and class) from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by an eligible guarantor institution including a member of a national securities exchange or by a commercial bank or trust company, broker-dealers, credit unions and savings associations.



                 Exchange by Telephone. To exchange Investor Shares of the Fund by telephone, or if you have any questions, simply call the Trust at 1-800-662-8417. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the name of the portfolio (and class) from and the portfolio into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Fund. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Investor Fund Shares -- By Telephone" for a discussion of telephone transactions generally.



                         REDEMPTION OF INVESTOR SHARES



                 Shareholders may redeem their Investor Shares, in whole or in part, on any Business Day. Investor Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received and accepted by the Trust. Although redemption proceeds may, in the case of Investor B shares, be subject to any applicable contingent deferred sales charge, as described below (See "Contingent Deferred Sales Charge" above. See also "Fund Share Valuation.") A redemption may be a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be recognized on a redemption of shares of the Fund because the Fund seeks to maintain a net asset value of $1.00 per share.


                 Where the Investor Shares to be redeemed have been purchased by check, the Trust may delay payment of the redemption proceeds until the purchasing check has cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the Investor Shares are redeemed, dividends on the Investor Shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

                 Once the Investor Shares are redeemed, the Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next Business Day. The Fund may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Fund may suspend redemptions or postpone payment dates.

                 To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Trust has no present intention to do so, it reserves the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers or U.S. mail. The services offered by the

Fund may be modified or terminated at any time. If the Fund terminates any particular service, they will do so only after giving written notice to shareholders.

                 You may redeem your Investor Shares using any of the following methods:

                 Through an Authorized Broker, Investment Advisor or Service Organization. You may redeem your Investor Shares by contacting your broker or investment advisor and instructing him or her to redeem your Investor Shares. He or she will then contact PFD Inc. and place a redemption trade on your behalf. He or she may charge you a fee for this service.


                 By Mail. You may redeem your Investor Shares by sending a letter directly to the Fund. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming Investor Shares; (ii) your account number, (iii) the dollar or share amount and class of shares to be redeemed; (iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution including a member of a national securities exchange or a commercial bank or trust company, broker-dealers, credit unions and savings associations. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.



                 By Telephone. You may redeem your Investor Shams by calling the Fund toll free at 1-800-662-8417. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming Investor Shares; and (iii) the amount and class of shares to be redeemed. The conversation may be recorded to protect you and the Fund. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Fund requires some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions.


                 By Wire. You may redeem your Investor Shares by contacting the Fund by mail or telephone and instructing them to send a wire transmission to your personal bank.


                 Your instructions should include: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming Investor Shares; and (iii) the amount and class of shares to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on your Purchase

Application, and a copy of a void check from the account where proceeds are to be wired is attached to the Purchase Application. Your bank may charge you a fee for receiving a wire payment on your behalf.

                 The above-mentioned services "By Telephone" and "By Wire" are not available for IRAs and trust clients of an affiliate of First Interstate Bancorp.

                 Systematic Withdrawal Plan. An owner of $10,000 or more of Investor Shares of the Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of Investor Shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the Investor Shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

                 Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, the Fund reserves the right to redeem, on not less than 30 days' notice, an account in the Fund that has been reduced by a shareholder to $500 or less. However, if during the 30-day notice period the shareholder purchases sufficient Investor Shares to bring the value of the account above $500, this restriction will not apply.

                 Redemption in Kind. All redemptions of Investor Shares of the Fund shall be made in cash, except that the commitment to redeem Investor Shares in cash extends only to redemption requests made by each shareholder of the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Fund that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage charges.

                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX

                 The Fund intends to qualify annually and to elect to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, the Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.

                 The Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Fund will declare distributions of investment company income daily and pay those dividends monthly. The Fund intends to distribute, at least annually, substantially all net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will first be applied against capital gains.

                 Distributions will be paid in additional shares of the Fund based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, which is received by Furman Selz not less than five full business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month.

                 Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

                 Distributions of investment company taxable income (regardless of whether derived from dividends, interest or net short-term capital gains) will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains designated by the Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

                 Earnings of the Fund not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, the Fund intends to comply with this distribution requirement.

                 A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund during October, November, or December of that year to shareholders of record in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                 The dividends paid by the Fund are not expected to qualify for the dividends-received deduction available to corporations.

                 The Fund may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where the Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                 Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisors as to the Federal, state and local tax consequences of ownership of shares of the Fund in their particular circumstances.


                 Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and new shares of the Fund or of another investment portfolio of the Trust are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

                 U.S. Treasury Obligations. U.S. Treasury securities are obligations issued by the U.S. Treasury. U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds.

                 Stripped Obligations. The Fund may invest in U.S. Treasury obligations offered under the STRIPS or CUBES programs. Such obligations may represent future interest or principal payments. These stripped securities are direct obligations of the U.S. Government and clear through the Federal Reserve book-entry system. Stripped securities are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

                 Securities Issued by Other Investment Companies. The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Advisor or any other affiliate of First Interstate Bancorp. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Fund bears directly in connection with its own operations, and may represent a duplication of fees to shareholders of the Fund. The Fund may only invest in investment companies which restrict their portfolio investments solely to the same investment instruments that are permissible investments for the Fund.

                            INVESTMENT RESTRICTIONS

                 The Fund has adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the Fund's outstanding shares. The following description summarizes several of the Fund's fundamental restrictions, which are set forth in full in the SAI.

                 The Fund may not:

         1. Purchase securities (except U.S. Government securities and repurchase agreements collateralized by such securities) if more than 5% of its total assets at the time of purchase will be invested in securities of any one issuer, except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

         2. Subject to the foregoing 25% exception, purchase more than 10% of the outstanding voting securities of any issuer.

         3. Invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry.

         4. Borrow money except in amounts up to 10% of the value of its total assets at the time of borrowing.

         If a percentage restriction on the investment or use of assets set forth in this Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation, however, the Fund will not at any time have more than 10% of its respective net assets invested in illiquid securities.

                               OTHER INFORMATION

CAPITALIZATION

         Pacifica Funds Trust (formerly Fund Source) was organized as a Massachusetts business trust on July 17, 1994. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Fund are fully paid, non-assessable and freely transferable.


         The Board of Trustees has authorized the issuance of five classes of shares in the Fund -- Investor, Investor A and Investor B Shares, Service Shares and Institutional Shares. Each share of the Fund represents an equal proportionate interest in the Fund with other shares of the same class and is entitled to cash dividends and distributions earned on such shares as are declared in the discretion of the Board of Trustees.



         The Fund's Institutional and Service Shares and Investor Classes of Shares bear their pro rata portion of all operating expenses paid by the Fund except for the distribution payments, Service Organization fees and other "class" expenses that are allocated to a particular share class. The Board of Trustees has not approved a Distribution Plan with respect to Institutional Shares. The Fund may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's outstanding Institutional Shares owned by shareholders with whom a Service Organization has a servicing relationship. Because of the "class expenses," the performance of the Fund's Institutional and Service Shares is expected to be higher than the performance of its Investor Classes of Shares. The Trust offers various services and privileges in connection with its Investor Shares that are not offered in connection with its Institutional or Service Shares, including an automatic investment plan, automatic withdrawal plan and, with respect to certain portfolios, checkwriting. For information regarding the Fund's Institutional and Service Shares, contact Furman Selz at 1-800-662-8417 or your Service Organization.


         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder of the Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations and should be considered remote.

VOTING


         Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Fund's shareholders, but in the event that a special meeting is held, shareholders of each portfolio offered by the Trust will be entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not on a portfolio-by-portfolio basis, except as required by the 1940 Act or other applicable law. It is contemplated that, as required by the 1940 Act, the shareholders of a portfolio will vote separately on a portfolio-by-portfolio basis on matters relating to a particular portfolio's investment advisory agreement or changes in a portfolio's fundamental investment limitations, and on other matters where the interests of the respective portfolios are not substantially identical. Similarly, shareholders of each portfolio will vote in the aggregate and not by class unless the Trustees determine that the matter to be voted on affects only the interests of the holders of a particular class of the Fund's shares. Shareholders of a class will have exclusive voting rights with respect to the distribution plan applicable to that class of shares. Voting rights are not cumulative.


         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with such meeting to comply with the shareholders' communications provisions of Section 16 (c) of the 1940 Act.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. For purposes of the 1940 Act, any person who owns either directly or through one or more controlled companies more than 25 percent of the voting securities of a company is presumed to "control" such company. Under this definition, First Interstate Bancorp and its affiliates may be deemed to be controlling persons of the Trust.

PERFORMANCE INFORMATION


         The Fund may, from time to time, include yield data in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yields of the Fund are mandated by the SEC. Yield and Total Return are calculated separately for each class of share.


         Quotations of "yield" for the Fund will be based on the income received by a hypothetical investment (less a pro-rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

         "Effective yield" for the Fund is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends.

         Quotations of yield reflect only the performance of the Fund during the particular period on which the calculations are based. Yield and effective yield for the Fund will vary based on changes in market conditions, the level of interest rates and the level of the expenses of the Fund and no reported performance figure should be considered an indication of performance which may be expected in the future.

         For purposes of comparison, the Fund may, from time to time, quote performance information from IBC/Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746. IBC/Donoghue's MONEY MARKET AVERAGE is a widely recognized index of money market fund performance. Figures reflect average yields of all taxable money funds included in IBC/Donoghue's index. IBC/Donoghue's 100% U.S. TREASURY MONEY FUND AVERAGE is a component of this average and reflects average yields of all taxable U.S. Treasury money funds. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield for the Fund, see "Other Information -- Performance Information" in the SAI.

ACCOUNT SERVICES

         All transactions in shares of the Fund will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Fund has been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

SHAREHOLDER INQUIRIES

         All shareholder inquiries should be directed to the Fund at 237 Park Avenue, Suite 910, New York, New York 10017.

         General and Account Information:  (800) 662-8417.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY FIRST INTERSTATE BANCORP OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

         AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

INVESTMENT ADVISOR
First Interstate Capital Management, Inc.
7501 East McCormick Parkway
Scottsdale, Arizona  85258

ADMINISTRATOR
Furman Selz Incorporated
230 Park Avenue
New York, New York  10169

DISTRIBUTOR
Pacifica Funds Distributor Inc.
230 Park Avenue
New York, New York  10169

CUSTODIAN
First Interstate Bank of California
707 Wilshire Boulevard
Los Angeles, California  90017

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York  10019

                              PACIFICA FUNDS TRUST


                 Pacifica 100% U.S. Treasury Money Market Fund
                       (Investor A and Investor B Shares)


                                237 Park Avenue
                           New York, New York  10017
                General and Account Information:  (800) 662-8417

       -----------------------------------------------------------------

         First Interstate Capital Management, Inc.--Investment Advisor
                           ("FICM" or the "Advisor")

              Furman Selz Incorporated--Administrator and Sponsor
                        ("Furman Selz" or the "Sponsor")

                  Pacifica Funds Distributor Inc.--Distributor
                        ("PFD Inc." or the Distributor")

                      STATEMENT OF ADDITIONAL INFORMATION


                 This Statement of Additional Information ("SAI") describes the Investor A and B classes of Shares of Pacifica 100% U.S. Treasury Money Market Fund (the "Fund") which is managed by First Interstate Capital Management, Inc.


                 This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus for the Fund dated February __, 1996, as may be revised from time to time (the "Prospectus").
This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Fund at the address or information number printed above. Capitalized terms not otherwise defined herein have the same meaning as in the Prospectus.

                 Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any First Interstate or other bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Mutual fund shares involve certain investment risks, including the possible loss of principal.

February __, 1996.

                               TABLE OF CONTENTS

                                                                              Page
                                                                              ----
GENERAL . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

INVESTMENT POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
         U.S. Treasury Securities . . . . . . . . . . . . . . . . . . . . . .   1
         Stripped Treasury Securities . . . . . . . . . . . . . . . . . . . .   1
         Investment Company Securities  . . . . . . . . . . . . . . . . . . .   2

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .   2

MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
         Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . .   5
         Advisor  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
         Distribution of Fund Shares  . . . . . . . . . . . . . . . . . . . .   8
         Administrative Services  . . . . . . . . . . . . . . . . . . . . . .   9
         Service Organizations  . . . . . . . . . . . . . . . . . . . . . . .  10

EXPENSES AND EXPENSE LIMITS . . . . . . . . . . . . . . . . . . . . . . . . .  11

DETERMINATION OF NET ASSET VALUE  . . . . . . . . . . . . . . . . . . . . . .  11

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . . . . . . . .  13

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

TAXATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17

OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Capitalization . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Voting Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         Custodian, Transfer Agent and Dividend Disbursing Agent  . . . . . .  21
         Performance Information  . . . . . . . . . . . . . . . . . . . . . .  21
         Independent Accountants  . . . . . . . . . . . . . . . . . . . . . .  23
         Registration Statement . . . . . . . . . . . . . . . . . . . . . . .  23

                                    GENERAL

                 Pacifica Funds Trust (the "Trust") is an open-end management investment company currently offering shares in a series of separately managed investment portfolios. The Trust was organized on July 17, 1984 under the name Fund Source. The Trust changed its name to "Pacifica Funds Trust" on February 9, 1993.

                              INVESTMENT POLICIES

                 The Prospectus discusses the investment objective of the Fund and the policies to be employed to achieve its objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize, and certain risks attendant to such investments, policies and strategies.

                 U.S. Treasury Securities. The Fund invests exclusively in obligations of the U.S. Treasury which are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and which have remaining maturities not exceeding 397 days. U.S. Treasury securities are obligations issued by the U.S. Treasury. U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States. The U.S. Treasury also issues securities in the form of notes and bonds.

                 Stripped Treasury Securities. The Fund may invest in certain U.S. Government Obligations referred to as "Stripped Treasury Securities." Stripped Treasury Securities are U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually), interest coupons that have been stripped from such U.S. Treasury securities, and receipts and certificates for such stripped debt obligations and stripped coupons. Stripped bonds and stripped coupons are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest payments on the security.

         Stripped Treasury Securities will include coupons that have been stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").

         The U.S. Government does not issue Stripped Treasury Securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

         CUBES, like STRIPS, are direct obligations of the U.S. Government. CUBES are coupons that have previously been physically stripped from U.S. Treasury notes and bonds, but which were deposited with the Federal Reserve Bank's book-entry system and are now carried and transferable in book-entry form only. Only stripped U.S. Treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program.

                 Investment Company Securities. The Fund may invest in securities issued by other investment companies. The Fund may only invest in investment companies which restrict their portfolio investments solely to the same investment instruments that are permissible investments for the Fund. The Fund will limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole. It is the Fund's policy not to invest in securities issued by other investment companies which pay asset-based fees to the Advisor, the Distributor or their affiliates.

                            INVESTMENT RESTRICTIONS

                 The Fund is subject to the investment limitations enumerated below which may be changed only by a vote of a majority of the holders of the Fund's outstanding shares (as defined under "Other Information -- Voting Rights" below).

                 The Fund may not:

                 1. Invest more than 10% of the aggregate value of its total assets in investments which are illiquid, or not readily marketable;

                 2. Borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

                 3. Make loans, except loans of portfolio securities and except that the Fund may purchase the types of debt instruments described in the Prospectus or the SAI;

                 4. Invest in companies for the purpose of exercising control or management;

                 5. Knowingly purchase securities of other investment companies, except (i) in connection with a merger, consolidation, acquisition, or reorganization; and (ii) the Fund may invest up to 10% of its net assets in shares of other investment companies;

                 6. Invest in real property (including limited partnership interests), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

                 7. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the Fund would exceed 10% of the value of the Fund's total assets;

                 8. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

                 9. Make loans, except that the Fund may purchase readily marketable debt securities;

                 10. Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

                 11. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

                 12. Mortgage, pledge, or hypothecate any of its assets, except as described in Investment Restriction No. 2;

                 13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, its Advisor, the Sponsor, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

                 14. Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges;

                 15. Write, purchase or sell puts, calls or combinations thereof; or

                 16. Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation.

                 If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days) and the Fund will not at any time hold more than 10% of its net assets in illiquid securities. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                 In order to permit the sale of shares in certain states, the Trust may make commitments more restrictive than the investment policies and limitations described above. Should the Trust determine that these commitments are no longer in the best interests of the Trust, it will revoke the commitment by terminating sales of its shares in the states involved.

                                   MANAGEMENT

Trustees and Officers

                 The principal occupations of the Trustees and executive officers of the Fund for the past five years and their ages are listed below. None of the Trustees is deemed to be an "interested person" of the Trust for purposes of the 1940 Act.

                             Position(s) Held                       Principal Occupation(s)
Name, Address and Age         with Registrant                         During Past 5 Years
---------------------        -----------------                      -----------------------
Joseph N. Hankin                     Trustee                     President, Westchester Community College
75 Grasslands Road                                               since 1971; President of Hartford Junior
Valhalla, NY  10595                                              College from 1967 to 1971; Adjunct Professor
Age:  54                                                         of Columbia University Teachers College
                                                                 since 1976.

Richard A. Wedemeyer                 Trustee                     Vice President of Performance Advantage,
17 High Street                                                   Inc., 17 High Street, Norwalk, CT 06851
Suite 301                                                        since 1992; Vice President of Jim Henson
Norwalk, CT  06851                                               Productions from 1979 to 1992; Author of In
Age: 59                                                          Transition (Harper Collins); co-founder and
                                                                 coconductor of Harvard Business School Club
                                                                 of New York Career Seminar; Trustee of Jim
                                                                 Henson Legacy trust.

John E. Heilmann                     Trustee                     Retired; Chairman, President and Chief
Old Norwood Plantation                                           Executive Officer,
Wingina, VA  24599                                               Distillers Somerset, Inc. and Norwood
Age:  63                                                         Enterprises, Inc. from 1987 to 1992.

Dennis W. Draper                     Trustee                     Associate Professor of Finance, at
University of Southern                                           University of Southern California since
  California                                                     1978; Director of Data Analysis, Inc.
School of Business Hoffman 701-F                                 (financial services); and Editorial Board of
Los Angeles, CA  90089                                           Chicago Board of Trade.
Age:  45

                             Position(s) Held                       Principal Occupation(s)
Name, Address and Age         with Registrant                         During Past 5 Years
---------------------        -----------------                      -----------------------
Jack D. Henderson                    Trustee                     Partner of the law firm of Clanahan, Tanner,
1600 Broadway                                                    Downing Knowlton, P.C.
Denver, CO  80202
Age:  67

Michael C. Petrycki                  President                   Executive Vice President and Director of
230 Park Avenue                                                  Furman Selz since 1984.
New York, NY  10169
Age:  52

Steven D. Blecher                    Executive Vice              Executive Vice President and Director of
230 Park Avenue                      President                   Furman Selz since 1983; Vice President,
New York, NY  10169                                              Secretary and Treasurer of Furman Selz
Age:  52                                                         Capital Management, Inc. since 1984.

John J. Pileggi                      Vice President              Managing Director of Furman Selz, from 1984
237 Park Avenue                      and Treasurer               to 1992; Senior Managing Director since 1992
New York, NY  10169                                              and Director of Furman Selz since 1994.
Age:  36

Joan V. Fiore                        Vice President              Managing Director and Counsel of Furman Selz
237 Park Avenue                      and Secretary               since 1991; Staff Attorney at the U.S.
New York, NY  10017                                              Securities and Exchange Commission, Division
Age:  39                                                         of Investment Management, from 1986 to 1991.

Donald E. Brostrom                   Assistant                   Director, Fund Services, Furman Selz
237 Park Avenue                      Treasurer                   Incorporated since 1986; Managing Director
New York, NY  10169                                              of Furman Selz since 1995.
Age:  36

                 Trustees receive from the Trust an annual retainer of $5,000 and a fee of $1,000 for each Board of Trustees meeting and $500 for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

                 For the fiscal year ended September 30, 1995, the Trustees received the following compensation from the Trust and from certain other investment companies (as indicated) that have the same investment advisor as the Trust or an investment advisor that is an affiliated person of the Trust's investment advisor:


==============================================================================================================
                                                 PENSION OR
                                                 RETIREMENT
                         AGGREGATE            BENEFITS ACCRUED         ESTIMATED         TOTAL COMPENSATION
     NAME OF         COMPENSATION FROM        AS PART OF TRUST      ANNUAL BENEFITS        FROM REGISTRANT
     TRUSTEE             THE TRUST                EXPENSE           UPON RETIREMENT       AND FUND COMPLEX
--------------------------------------------------------------------------------------------------------------
  Dennis W.                                          $0                    $0
  Draper
--------------------------------------------------------------------------------------------------------------
  Joseph N.                                          $0                    $0
  Hankin
--------------------------------------------------------------------------------------------------------------
  John E.                                            $0                    $0
  Heilmann
--------------------------------------------------------------------------------------------------------------
  Jack D.                                            $0                    $0
  Henderson
--------------------------------------------------------------------------------------------------------------
  Richard A.                                         $0                    $0
  Wedemeyer
==============================================================================================================

**Includes amounts received for service as a member of the Boards of Trustees of Pacific American Fund and Westcore Trust.


                 The Trustees and officers of the Trust, as a group, own less than 1% of the outstanding shares of the Funds as of the date of this SAI.

Advisor

                 First Interstate Capital Management, Inc., 7501 E. McCormick Parkway, Scottsdale, Arizona 85258, serves as advisor to the Fund. FICM manages the investment and reinvestment of the assets of the Fund and continuously reviews, supervises and administers the Fund's investments. The Advisor is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion. See "Portfolio Transactions." FICM also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Fund.

                 FICM is a wholly-owned subsidiary of First Interstate Bank of California ("FICAL"). FICAL is the largest banking subsidiary of First Interstate Bancorp. First Interstate Bancorp provides financial products and services marketed at the local level to nearly five million households in over 500 communities in 13 western states.

                 Under the terms of the Investment Advisory Contract between the Trust and FICM, FICM is obligated to manage the Fund's portfolio in accordance with applicable laws and regulations. The investment advisory services provided by FICM to the Fund are not exclusive under the terms of the Investment Advisory Contract. FICM is free to, and does, render investment advisory services to others. In making its investment decisions, FICM does not use material inside information in the possession of its affiliates.

                 The Investment Advisory Contract for the Fund will continue in effect for a period beyond more than two years from the date of its execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Fund, or by the Advisor, on 60 days written notice by either party to the Contract and will terminate automatically if assigned.

                 The Investment Advisory Contract provides that FICM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such contract, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of FICM in the performance of its duties or from reckless disregard of its duties and obligations under the Contracts.

Distribution of Fund Shares

                 The Trust has retained Pacifica Funds Distributor Inc., a subsidiary of Furman Selz, to serve as principal underwriter for the shares of the Fund pursuant to a Distribution Contract. The Distribution Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Fund's shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Fund's shares to individual investors. The Distributor is not obligated, however, to sell any specific amount of shares.

                 Under separate Investor Shares Distribution Plans, applicable to Class A and Class B Investor Shares, the Fund pays the Distributor monthly in amounts described in the Prospectuses for costs and expenses of marketing the Investor A and Investor B Shares. The Board of Trustees has concluded that there is a reasonable likelihood that each Plan will benefit the classes of the Fund and their shareholders covered by the Plan.



                 Each Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the Plan without approval of the shareholders of the class of shares to which the Plan relates, and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plans have been approved and are subject to annual approval by the Board of Trustees and by the Trustees who are neither "interested persons" of the Trust nor have any direct or indirect financial interest in the operation of the Plans, by vote cast in person at a meeting called for the purpose of voting on the Plans.


Administrative Services

                 Furman Selz provides management and administrative services necessary for the operation of the Fund, including among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's advisor, distributor, transfer agent, custodian, independent accountants, legal counsel and others. In addition, Furman Selz furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers, employees and Trustees affiliated with Furman Selz. For these services, Furman Selz is entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the Fund.

                 The Administrative Services Contract is terminable without penalty, at any time, by vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Administrative Services Contract upon not more than 60 days written notice to Furman Selz or by vote of the holders of a majority of the shares of the Fund, or, upon 60 days notice, by Furman Selz. The Administrative Services Contract will terminate automatically in the event of its assignment.

Service Organizations

          The Trust may also contract with banks (including affiliates of First Interstate Bancorp), trust companies, brokerdealers (other than Furman Selz) or other financial organizations ("Service Organizations") to provide certain administrative services with respect to the Fund. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designating accounts; providing periodic statements showing a client's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Fund to clients; and providing such other services as the Fund or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation.

                 Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

                 The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Trust and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Trust might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                          EXPENSES AND EXPENSE LIMITS

                 Except for the expenses paid by the Advisor, the Distributor and Furman Selz, the Fund bears all costs of its operations.

                 Currently, California is the only state imposing limitations on the expenses of the Fund. Those expense limitations are 2-1/2 percent of the first $30 million of the Fund's average net assets, 2 percent of the next $70 million and 1-1/2 percent of the Fund's remaining average net assets. If in any fiscal year expenses of the Fund (excluding taxes, interest, expenses under the Plan, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative fees) exceed the expense limitations applicable to the Fund imposed by the securities regulations of any state, Furman Selz and the FICM each will reimburse the Fund for a portion of the excess as follows: Furman Selz ___% and FICM ___%.

                        DETERMINATION OF NET ASSET VALUE

                 The portfolio instruments of the Fund are valued on the basis of amortized cost. This technique involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

                 The valuation of the Fund's instruments, based upon their amortized cost and the concomitant maintenance by the Fund of a net asset value of $1.00, is permitted in accordance with Rule 2a-7 under the Act, pursuant to which the Fund must adhere to certain conditions. The Fund must maintain a dollarweighted average maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less, and invest only in securities which are determined to present minimal credit risks pursuant to guidelines adopted by the Trustees. Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate;
(b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                 The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at a single value. Such procedures will include the determination, at such intervals as the Trustees deem appropriate, of the extent to which the Fund's NAV as calculated by using available market quotations deviates from $1.00 per share, such deviation may result in material dilution or other unfair results to existing shareholders or investors. In the event the Trustees determine that such a material deviation exists, they have agreed to take such corrective action as they regard as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind or without monetary or other consideration; or establishing a net asset value per share by using available market quotations. It is the intention of the Fund to maintain a per share net asset value of $1.00, but there can be no assurance that the Fund will do so.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                 Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact Furman Selz. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other matters relating to the securities.

                 Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                 The Trust may suspend redemption rights or postpone redemption payments (as well as suspend the recordation of the transfer of shares) for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act.

                 In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

                 All redemptions of shares of the Fund will be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Fund that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of the Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage charges.


WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES.



                 The contingent deferred sales charge is waived under circumstances described in the Prospectus. See "Waiver of Contingent Deferred Sales Charges -- Class B Shares" in the Prospectus. In connection with these waivers, the Transfer Agent will require you to submit the supporting documentation set forth below.



CATEGORY OF WAIVER                                          REQUIRED DOCUMENTATION
Death                                                       A copy of the shareholder's death certificate or,
                                                            in the case of a trust, a copy of the grantor's
                                                            death certificate, plus a copy of the trust
                                                            agreement identifying the grantor.

Disability -- An individual will be considered              A copy of the Social Security Administration award
disabled if her or she is unable to engage in any           letter or a letter from a physician on the
substantial gainful activity by reason of any               physician's letterhead stating that the
medically determinable physical or mental                   shareholder (or, in the case of a trust, the
impairment which can be expected to result in               grantor) is permanently disabled.  The letter must
death or to be of long-continued and indefinite             also indicate the date of disability.
duration.

Distribution from an IRA or 403(b) Custodial                A copy of the distribution form from the custodial
Account                                                     firm indicating (i) the date of birth of the
                                                            shareholder and (ii) that the shareholder is over
                                                            age 59 1/2 and is taking a normal distribution --
                                                            signed by the shareholder.

Distribution from Retirement Plan                           A letter signed by the plan administrator/trustee
                                                            indicating the reason for the distribution.

Excess Contributions                                        A letter from the shareholder (for an IRA) or the
                                                            plan administrator/trustee on company letterhead
                                                            indicating the amount of the excess and whether or
                                                            not taxes have been paid.




                             PORTFOLIO TRANSACTIONS

                 Investment decisions for the Fund and for the other investment advisory clients of the Advisor are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients while at the same time one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Advisor's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

                 The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, the Advisor is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Advisor generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

                 Purchases and sales of securities will primarily be principal transactions. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Fund or the Sponsor are prohibited from dealing with the Fund as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless a permissive order allowing such transactions is obtained from the SEC.

                 The Advisor may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Advisor. By allocating transactions in this manner, the Advisor is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Advisor and its affiliates receive such services.

                 As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Advisor may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Advisor an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

                 Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

                                    TAXATION

                 The Fund intends to qualify and elect annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (c) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, in the case of the Fund, (i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months; and (d) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will be taxed to shareholders as ordinary income.

                 Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years.

                 Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

                 The Fund is required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

                 The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                               OTHER INFORMATION

Capitalization

                 The Trust is a Massachusetts business trust established under a Declaration of Trust dated July 17, 1984, and consists of series of separately managed portfolios. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights.

                 In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Trust's respective portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund that are held by each shareholder, except that, in the case of a Fund offering more than one class of shares, Institutional Shares, Investor Shares and Service Shares of a Fund will each be solely responsible for Service Organization fees and other "class" expenses, if any, that are attributable to the particular share class, and Investor

Shares shall be solely responsible for payments made under the applicable Distribution Plan.

Voting Rights

                 Under the Declaration of Trust, the Trust is not required to hold annual meetings of its shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

                 The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                 Holders of all outstanding shares of the Fund will vote together in the aggregate and not by class on all matters, except that only Institutional Shares and Service Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's arrangements with Service Organizations with respect to Institutional Shares and Service Shares, and only Investor Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Distribution Plan and the Fund's arrangements with Service Organizations with respect to Investor Shares. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a portfolio-by-portfolio basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular portfolio.

                 The term "majority of the outstanding shares" of a portfolio means the vote of the lesser of (i) 67% or more of the shares of the portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the portfolio.

Custodian, Transfer Agent and Dividend Disbursing Agent

                 First Interstate Bank of California, 707 Wilshire Blvd., Los Angeles, California 90017, acts as custodian of the Trust's assets, but plays no role in making decisions as to the purchase or sale of portfolio securities for the Fund. FICAL is entitled to receive a fee from the Trust, computed daily and payable monthly, at the annual rate of 0.021% of the first $5 billion in aggregate average daily net assets of the Funds; 0.0175% of the next $5 billion in aggregate average daily net assets of the Funds; and 0.015% of the aggregate average daily net assets of the Funds in excess of $10 billion.

                 Furman Selz acts as transfer agent for the Fund. The Trust compensates Furman Selz for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services.

Performance Information

                 The Fund may, from time to time, include its yields in advertisements or reports to shareholders or prospective investors.

                 Current yield for the Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro-rata share of the Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
                                                        365/7
             Effective Yield = [(Base Period Return + 1)     ] - 1.

                 Quotations of yield will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Yield for the Fund will vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

                 In connection with communicating its yields to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                 Performance information for the Fund may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

                 Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the provision of customer services: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees are not reflected in the Fund's, performance quotations, and will have the effect of reducing the yield of the Fund for those investors.

Independent Accountants

                 Ernst & Young LLP, 515 South Flower Street, Los Angeles, California 90071 has been selected to serve as the independent accountants for the Fund for the current fiscal year.

Registration Statement

                 This SAI and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby. Certain portions of the Trust's Registration Statement have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

                 Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Trust's Registration Statement, each such statement being qualified in all respects by such reference.

PART C.  OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

                 (a)      Financial Statements:

                          Financial Statements and Highlights will be filed by amendment.

                 (b)      Exhibits:

                          (1)     Declaration of Trust of Registrant(1)

                          (2)     By-laws of Registrant(1)

                          (3)     Not applicable

                          (4) Specimen certificates of shares of beneficial interest of Registrant(3)

                          (5) Investment Advisory Contract between the Registrant and First Interstate Capital Management, Inc. relating to the 100% U.S. Treasury Money Market Fund(7)

                          (6) Distribution Contract Supplement between the Registrant and Pacifica Funds Distributor, Inc., relating to the 100% U.S. Treasury Money Market Fund(7)

                          (7)     Not applicable

                          (8) Custodian Contract Between the Registrant and First Interstate Bank of California(4)

                          (9)     (i)      Service Agreement between the
                                           Registrant and Furman Selz
                                           Incorporated(5)

                                  (ii)     (a)     Shareholder Services Plan
                                                   for Investor Shares(6)

                                           (b)     Form of Shareholder Servicing
                                                   Agreement for Investor
                                                   Shares(6)

                          (10) Filed on November 30, 1995 with the Trust's Notices Pursuant to Rule 24f-2

                          (11)    Consent of Independent Public Accountants(7)

                          (12)    Not applicable

                          (13)    Not applicable

                          (14)    Model retirement plans(2)

                          (15) Administrative Services Contract Supplement between Registrant and Furman Selz Incorporated relating to the 100% U.S. Treasury Money Market Fund(7)

                          (16)    Performance calculations for purposes of Item
                                  22(7)

                          (17)    Not Applicable

                          (18) Plan pursuant to Rule 18f-3 for Operation of a Multi-Class System(5)

Item 25.         Persons Controlled by or Under Common Control with Registrant

                 None

Item 26.         Number of Holders of Securities as of October 26, 1995

                 Pacifica Money Market Trust - 15
                 Pacifica Money Market Fund - 720
                 Pacifica Government Money Market Fund - 176
                 Pacifica Prime Money Market Fund
                          Institutional Shares - 66
                          Investor Shares - 720
                          Service Shares - 5


-------------------------
(1)              Filed as an exhibit to Registration Statement No. 2-92260 on
                 July 17, 1984.
(2) Filed as an exhibit to Pre-Effective Amendment No. 4 to Registration Statement No. 2-92260 on November 9, 1984.
(3) Filed as an exhibit to Post-Effective Amendment No. 4 to Registration Statement No. 2-92260 on December 10, 1985.
(4) Filed as an exhibit to Post-Effective Amendment No. 33 to Registration Statement No. 2-92260 on February 1, 1994.
(5) Filed as an exhibit to Registration Statement No. 33-95022 on Form N-14 on July 26, 1995.
(6) Filed as an exhibit to Post-Effective Amendment No. 43 to Registration Statement No. 2-92260 on August 24, 1995.
(7)              To be filed by amendment.

                 Pacifica Treasury Money Market Fund
                          Institutional Shares - 621
                          Investor Shares - 154
                          Service Shares - 5
                 Pacifica Short-Term Government Bond Fund
                          Institutional Shares - 758
                          Investor Shares - 690
                 Pacifica Intermediate Bond Fund
                          Institutional Shares - 8
                          Investor Shares - 225
                 Pacifica Intermediate Government Bond Fund
                          Institutional Shares - 1087
                          Investor Shares - 1175
                 Pacifica California Tax-Exempt Bond Fund
                          Institutional Shares - 68
                          Investor Shares - 857
                 Pacifica National Tax-Exempt Bond Fund
                          Institutional Shares - 6
                          Investor Shares - 196
                 Pacifica Oregon Tax-Exempt Fund
                          Institutional Shares - 0
                          Investor Shares - 1027
                 Pacifica Arizona Tax-Exempt Fund
                          Institutional Shares - 5
                          Investor Shares - 5
                 Pacifica Growth Fund
                          Institutional Shares - 54
                          Investor Shares - 66
                 Pacifica Equity Value Fund
                          Institutional Shares - 711
                          Investor Shares - 1482
                 Pacifica Balanced Fund
                          Institutional Shares - 1511
                          Investor Shares - 2570
                 Pacifica Asset Preservation Fund
                          Institutional Shares - 8
                          Investor Shares - 617
                 Pacifica Government Income Fund
                          Institutional Shares - 8
                          Investor Shares - 482
                 Pacifica California Short-Term Tax-Exempt Fund
                          Institutional Shares - 6
                          Investor Shares - 170

Item 27.         Indemnification

                 Reference is made to Article IV of the Registrant's Declaration of Trust.

                 Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered. The Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.         Business and Other Connections of Investment Advisor

                   FIRST INTERSTATE CAPITAL MANAGEMENT, INC.

                 First Interstate Capital Management, Inc. serves as the Registrant's Investment Adviser and, in addition, renders investment advisory services to First Interstate Bancorp's employee benefit plans and various other corporate and individual investors.

NAME AND POSITION
WITH INVESTMENT ADVISER:                           OTHER BUSINESSES:
-----------------------                            ----------------
Tom Slonaker                                       Executive Vice President, First Interstate Bancorp(2)
Director and
Chairman of the Board

                                                   Chief Investment Officer, First Interstate Bancorp(2)

Edward S. Claunch                                  Senior Vice President, First Interstate Bank of Denver,
President and Chief                                N.A.(6)
Executive Officer

Deborah Goodman                                    Senior Vice President, First Interstate Bank of
Senior Vice President                              California(1)

Walter Jim Brown                                   Senior Vice President, First Interstate Bank of Texas,
Senior Vice President                              N.A.(3)

G. Edward Means                                    Senior Vice President, First Interstate Bank of Arizona,
Senior Vice President                              N.A.(2)

G. David Underwood                                 Senior Vice President, First Interstate Bank of Arizona,
Senior Vice President                              N.A.(2)

Barbara Walchli                                    Senior Vice President, First Interstate Bank of Arizona,
Senior Vice President                              N.A.(2)

Richard A. Palmer                                  Senior Vice President, First Interstate Management Services
Senior Vice  President                             Company(1)
Chief Financial Officer

                                                   Senior Vice President, First Interstate Bancorp(2)

                                                   Chief Financial Officer, D.A.G. Management, Inc.

Russell K. Snow, Jr.                               Executive Vice President, First Interstate Bank of
Director                                           California(1)

                                                   Director, First Interstate Portfolio Lending Services(1)

Vern Kozlen                                        Executive Vice President, First Interstate Bank of
Director                                           California(1)

                                                   President, First Interstate
                                                   Portfolio Lending Services(1)

Susan K. Riechel,                                  Senior Vice President, First Interstate Bank of
Vice President                                     California(1)

Michael Neitzke                                    Vice President, First Interstate Bank of California(1)
Vice President

Dale Annis                                         Vice President First Interstate Bank of Oregon, N.A.(5)
Vice President

Barbara Bruser                                     Senior Vice President, First Interstate Bank of
Vice President                                     California(1)

Thomas Hooker                                      Vice President, First Interstate Bank of California(1)
Vice President

Michael Hughes                                     Vice President, First Interstate Bank of California(1)
Vice President

David Williams                                     Vice President, First Interstate Bank of California(1)
Vice President

Richard Ferguson                                   Vice President, First Interstate Bank of Arizona, N.A.(2)
Vice President

Charlie Fish                                       Vice President, First Interstate Bank of Oregon, N.A.(5)
Vice President

Robert O. Lindig                                   Vice President, First Interstate Bank of Denver, N.A.(6)
Vice President

Gerald Wagner                                      Vice President, First Interstate Bank of California(1)
Vice President

Robert Daviduk                                     Vice President, First Interstate Bank of California(1)
Vice President

Roger S. Teetzel                                   Vice President, First Interstate Bank of California(7)
Vice President

Richard Carhidi                                    Assistant Vice President, First Interstate Bank of Arizona,
Assistant Vice President                           N.A.(2)

Marianne R. Minihane                               Assistant Vice President, First Interstate Bank of
Assistant Vice President                           California(7)

Sandra U. Torres                                   Assistant Vice President, First Interstate Bank of
Assistant Vice President                           California(7)

Leon Newcomb                                       Assistant Vice President, First Interstate Bank of Utah,
Assistant Vice President                           N.A.(2)

Mary Gail Walton                                   Assistant Vice President, First Interstate Bank of
Assistant Vice President                           Washington, N.A.(8)

Thomesina Beagle                                   Investment Officer, First Interstate Bank of California(7)
Investment Officer

William J. Souza                                   Managing Counsel, First Interstate Management Services
Secretary                                          Company(1)

                                                   Secretary, First Interstate Portfolio Lending Services(1)

----------------------------------
(1) The address of the office is indicated as 707 Wilshire Boulevard, Los Angeles, California 90017.
(2) The address of the office is indicated as 7501 E. McCormick Parkway, Scottsdale, Arizona 85258.
(3) The address of the office is indicated as 1000 Louisiana, Houston, Texas 77002.
(4) The address of the office is indicated as 100 W. Washington, Phoenix, Arizona 85003.
(5) The address of the office is indicated as 1300 S.W. Fifth Ave., Portland, Oregon 97201.
(6) The address of the office is indicated as 633 Seventeenth Street, Denver, Colorado 80270.
(7) The address of the office is indicated as 4365 Executive Drive, Suite 1820, San Diego, California 92121.
(8) The address of the office is indicated as 999 Third Avenue, Seattle, Washington 98104.


Item 29.         Principal Underwriters

         (a)(i) Premier Mutual Fund Services Inc., principal underwriter for the Institutional and Service Shares of Registrant's Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund (exclusive distributor) acts as principal underwriter or exclusive distributor for the investment companies named below:

                 1)       Comstock Partners Strategy Fund, Inc.
                 2)       Dreyfus A Bonds Plus, Inc.
                 3)       Dreyfus Appreciation Fund, Inc.
                 4)       Dreyfus Asset Allocation Fund, Inc.
                 5)       Dreyfus Balanced Fund, Inc.
                 6)       Dreyfus BASIC Money Market Fund, Inc.
                 7)       Dreyfus BASIC Municipal Fund, Inc.
                 8)       Dreyfus BASIC U.S. Government Money Market Fund
                 9)       Dreyfus California Intermediate Municipal Bond Fund
                 10)      Dreyfus California Tax Exempt Bond Fund, Inc.
                 11)      Dreyfus California Tax Exempt Money Market Fund
                 12)      Dreyfus Capital Value Fund, Inc.
                 13)      Dreyfus Cash Management
                 14)      Dreyfus Cash Management Plus, Inc.
                 15)      Dreyfus Connecticut Intermediate Municipal Bond Fund
                 16)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
                 17)      The Dreyfus Convertible Securities Fund, Inc.
                 18)      Dreyfus Edison Electric Index Fund, Inc.
                 19)      Dreyfus Florida Intermediate Municipal Bond Fund

                 20)      Dreyfus Florida Municipal Money Market Fund
                 21)      Dreyfus Focus Funds, Inc.
                 22)      The Dreyfus Fund Incorporated
                 23)      Dreyfus Global Bond Fund, Inc.
                 24)      Dreyfus Global Growth, L.P. (A Strategic Fund)
                 25)      Dreyfus GNMA Fund, Inc.
                 26)      Dreyfus Government Cash Management
                 27)      Dreyfus Growth and Income Fund, Inc.
                 28)      Dreyfus Growth Opportunity Fund, Inc.
                 29)      Dreyfus Institutional Money Market Fund
                 30)      Dreyfus Institutional Short Term Treasury Fund
                 31)      Dreyfus Insured Municipal Bond Fund, Inc.

                 32)      Dreyfus Intermediate Municipal Bond Fund, Inc.
                 33)      Dreyfus International Equity Fund, Inc.
                 34)      Dreyfus Investors GNMA Fund
                 35)      The Dreyfus/Laurel Funds, Inc.
                 36)      The Dreyfus/Laurel Funds Trust
                 37)      The Dreyfus/Laurel Tax-Free Municipal Funds
                 38)      The Dreyfus/Laurel Investment Series
                 39)      The Dreyfus Leverage Fund, Inc.
                 40)      Dreyfus Life and Annuity Index Fund, Inc.
                 41)      Dreyfus LifeTime Portfolios, Inc.
                 42)      Dreyfus Liquid Assets, Inc.
                 43)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
                 44)      Dreyfus Massachusetts Municipal Money Market Fund
                 45)      Dreyfus Massachusetts Tax Exempt Bond Fund
                 46)      Dreyfus Michigan Municipal Money Market Fund, Inc.
                 47)      Dreyfus Money Market Instruments, Inc.
                 48)      Dreyfus Municipal Bond Fund, Inc.
                 49)      Dreyfus Municipal Cash Management Plus
                 50)      Dreyfus Municipal Money Market Fund, Inc.
                 51)      Dreyfus New Jersey Intermediate Municipal Bond Fund
                 52)      Dreyfus New Jersey Municipal Bond Fund, Inc.
                 53)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
                 54)      Dreyfus New Leaders Fund, Inc.
                 55)      Dreyfus New York Insured Tax Exempt Bond Fund
                 56)      Dreyfus New York Municipal Cash Management
                 57)      Dreyfus New York Tax Exempt Bond Fund, Inc.
                 58)      Dreyfus New York Tax Exempt Intermediate Bond Fund
                 59)      Dreyfus New York Tax Exempt Money Market Fund
                 60)      Dreyfus Ohio Municipal Money Market Fund, Inc.
                 61)      Dreyfus 100% U.S. Treasury Intermediate Term Fund
                 62)      Dreyfus 100% U.S. Treasury Long Term Fund
                 63)      Dreyfus 100% U.S. Treasury Money Market Fund
                 64)      Dreyfus 100% U.S. Treasury Short Term Fund

                 65)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
                 66)      Dreyfus Pennsylvania Municipal Money Market Fund
                 67)      Dreyfus Short-Intermediate Government Fund
                 68)      Dreyfus Short-Intermediate Municipal Bond Fund
                 69)      Dreyfus Short-Term Income Fund, Inc.
                 70)      The Dreyfus Socially Responsible Growth Fund, Inc.
                 71)      Dreyfus Strategic Growth, L.P.
                 72)      Dreyfus Strategic Income
                 73)      Dreyfus Strategic Investing
                 74)      Dreyfus Tax Exempt Cash Management
                 75)      Dreyfus Treasury Cash Management
                 76)      Dreyfus Treasury Prime Cash Management
                 77)      Dreyfus Variable Investment Fund
                 78)      Dreyfus-Wilshire Target Funds, Inc.
                 79)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
                 80)      General California Municipal Bond Fund, Inc.
                 81)      General California Municipal Money Market Fund
                 82)      General Government Securities Money Market Fund, Inc.
                 83)      General Money Market Fund, Inc.
                 84)      General Municipal Bond Fund, Inc.
                 85)      General Municipal Money Market Fund, Inc.
                 86)      General New York Municipal Bond Fund, Inc.
                 87)      General New York Municipal Money Market Fund
                 88)      Pacifica Funds Trust -
                                  Pacifica Prime Money Market Fund
                                  Pacifica Treasury Money Market Fund
                 89)      Peoples Index Fund, Inc.
                 90)      Peoples S&P MidCap Index Fund, Inc.
                 91)      Premier Insured Municipal Bond Fund
                 92)      Premier California Municipal Bond Fund
                 93)      Dreyfus Global Investing, Inc.
                 94)      Premier GNMA Fund
                 95)      Premier Growth Fund, Inc.
                 96)      Premier Municipal Bond Fund
                 97)      Premier New York Municipal Bond Fund
                 98)      Premier State Municipal Bond Fund

         (a)(ii) Pacifica Funds Distributor Inc. ("PFD Inc.") is the principal underwriter for the Investor Shares of Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund and each class of each other series of the Registrant. PFD Inc., a subsidiary of Furman Selz Incorporated, was organized specifically to distribute shares of the Registrant.

         (b)(i)  Premier Mutual Fund Services Inc.:

              NAME AND PRINCIPAL                           POSITIONS AND OFFICES                    POSITIONS AND OFFICES
               BUSINESS ADDRESS                                WITH PFD, INC.                          WITH REGISTRANT
               ----------------                                --------------                          ---------------
 Marie E. Connolly+                            Director, President,                                          None
                                               Chief Operating Officer and Compliance
                                               Officer

 Joseph F. Tower, III+                         Senior Vice President,                                        None
                                               Treasurer and Chief Financial Officer

 John E. Pelletier+                            Senior Vice President,                                        None
                                               General Counsel, Secretary and Clerk

 Frederick C. Dey++                            Senior Vice President                                         None

 Eric B. Fischman++                            Vice President and Associate General Counsel                  None

 Lynn H. Johnson+                              Vice President                                                None

 Ruth D. Leibert++                             Assistant Vice President                                      None

 Paul Prescott++                               Assistant Vice President                                      None

 Leslie M. Gaynor+                             Assistant Treasurer                                           None

 Mary Nelson++                                 Assistant Treasurer                                           None

 John J. Pyburn++                              Assistant Treasurer                                           None

 Jean M. O'Leary+                              Assistant Secretary, and                                      None
                                               Assistant Clerk

 John W. Gomez+                                Director                                                      None

 William J. Nutt+                              Director                                                      None

----------------------------
+        Principal business address is One Exchange Place, Boston,
         Massachusetts 02109.
++       Principal business address is 200 Park Avenue,
         New York, New York  10166.


         (b)(ii) PFD Inc.:

              NAME AND PRINCIPAL                           POSITIONS AND OFFICES                    POSITIONS AND OFFICES
               BUSINESS ADDRESS                                WITH PFD, INC.                          WITH REGISTRANT
               ----------------                                --------------                          ---------------
 Michael C. Petrycki                           President and Director                          President

 Steven D. Blecher                             Vice President, Secretary and Treasurer         Executive Vice President*

 Robert J. Miller                              Chief Financial Officer and Vice President      None

 Elizabeth Q. Solazzo                          Assistant Secretary                             None

----------------------------
* The authority of Mr. Blecher is limited to matters involving each series of the Registrant other than the Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund.


         (c)(i)  Not Applicable

           (ii)  Not Applicable

         Item 30.         Location of Accounts and Records

   1.       First Interstate Capital                             Records relating to its function
            Management, Inc.                                     as Adviser for each portfolio
            7501 E. McCormick Parkway
            Scottsdale, Arizona 85258

   2.       First Interstate Bank of                             Records relating to its function
              California                                         as Custodian for each portfolio
            707 Wilshire Blvd, W10-6                             and Transfer Agent for the
            Los Angeles, California 90017                        Service and Institutional Shares
                                                                 of the Pacifica Prime Money
                                                                 Market Fund and the Pacifica
                                                                 Treasury Money Market Fund

   3.       The Dreyfus Corporation                              Records relating to its function
            200 Park Avenue                                      as Administrator for the Pacifica
            New York, New York 10016                             Prime Money Market Fund and the
                                                                 Pacifica Money Market Treasury
                                                                 Fund

   4.       Furman Selz Incorporated                             Records relating to its function
            230 Park Avenue                                      as Administrator for each
            New York, New York 10169                             portfolio other than the Pacifica


                                                                 Prime Money Market Fund and the
                                                                 Pacifica Treasury Money Market Fund

   5.       Premier Mutual Fund Services, Inc.                   Records relating to its function
            One Exchange Place                                   as Sub-Administrator and
            Boston, Massachusetts 02109                          Distributor of the Service and
                                                                 Institutional Shares for the
                                                                 Pacifica Prime Money Market Fund
                                                                 and the Pacifica Treasury Money
                                                                 Market Fund

   6.       Pacifica Funds Distributor, Inc.                     Record relating to  its function
            230 Park Avenue                                      as Distributor for each class of
            New York, New York 10169                              each series of the Registrant
                                                                 other than the Service and
                                                                 Institutional Shares of the
                                                                 Pacifica Prime Money Market Fund
                                                                 and the Pacifica Treasury Money
                                                                 Market Fund


Item 31.         Management Services

                 Not applicable

Item 32.         Undertakings

         (a) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of
                 Section 16(c) of the Investment Company Act of 1940.

         (b) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of Registrant's Registration Statement under the Securities Act of 1933.

         (c) Registrant undertakes to provide its Annual Report upon request without charge to any recipient of a Prospectus for the Funds.

                                   SIGNATURES



                 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 14th day of December, 1995.



                                       PACIFICA FUNDS TRUST
                                       --------------------
                                        (REGISTRANT)



                              By:  Michael C. Petrycki
                                 -----------------------------------
                                 Michael C. Petrycki, President*



By: Jeffrey L. Steele
    --------------------------------
   *Jeffrey L. Steele,
    as attorney-in-fact



                 Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 48 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


         Signature                          Title                                     Date
         ---------                          -----                                     ----
Michael C. Petrycki                        President                                 December 14, 1995
----------------------
Michael C. Petrycki*



Dennis W. Draper                           Trustee                                   December 14, 1995
----------------------
Dennis W. Draper*


Joseph N. Hankin                           Trustee                                   December 14, 1995
----------------------
Joseph N. Hankin*



John E. Heilmann                           Trustee                                   December 14, 1995
----------------------
John E. Heilmann*

Jack D. Henderson                          Trustee                                   December 14, 1995
------------------------
Jack D. Henderson*


Richard A. Wedemeyer                       Trustee                                   December 14, 1995
-----------------------
Richard A. Wedemeyer*



John J. Pileggi                            Treasurer (Principal                      December 14, 1995
-----------------------------              Financial and
John J. Pileggi*                           Accounting Officer)



By: Jeffrey L. Steele
   -------------------------
   *Jeffrey L. Steele,
         as attorney-in-fact




*        Pursuant to power of attorney filed with Post-Effective Amendment No.
         43 on August 24, 1995.





                                     - 2 -